                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-06136

                              Homestead Funds, Inc.
                              ---------------------

               (Exact name of registrant as specified in charter)

                              4301 Wilson Boulevard
                               Arlington, VA 22203
               (Address of principal executive offices) (Zip code)

                              Denise Trujillo, Esq.
                              Homestead Funds, Inc.
                              4301 Wilson Boulevard
                               Arlington, VA 22203
                     (Name and address of agent for service)

                                   Copies to:
                             Michael Berenson, Esq.
                           Morgan, Lewis & Bockius LLP
                         1111 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004
                  (Name and addresses of the agent for service)

Registrant's telephone number, including area code: (703) 907-6029

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005


Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

DAILY INCOME FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005
(UNAUDITED)

                                                   Interest          Maturity         Face
                                                     Rate              Date          Amount          Value
                                                   --------          --------      ----------      ----------
CORPORATE NOTES (0.3% of portfolio)
CIT Group Inc.                                       5.65%           11/15/05      $  100,000      $  100,198
CIT Group Inc.                                       5.91            11/23/05         175,000         175,467
                                                                                                   ----------
    Total Corporate Notes (Cost $275,665)                                                             275,665
                                                                                                   ----------
COMMERCIAL PAPER (80.6% of portfolio)
American Express Credit Corp.                        3.73            10/04/05       2,301,000       2,300,285
American Express Credit Corp.                        3.80            10/06/05       2,800,000       2,798,522
American General Finance Corp.                       3.56            10/04/05       1,600,000       1,599,525
American General Finance Corp.                       3.62            10/06/05       1,540,000       1,539,226
American General Finance Corp.                       3.71            10/19/05       1,970,000       1,966,346
BellSouth Corp.                                      3.55            10/05/05       2,144,000       2,143,154
BellSouth Corp.                                      3.56            10/11/05         550,000         549,456
BellSouth Corp.                                      3.68            10/20/05       2,070,000       2,065,980
CIT Group Inc.                                       3.60            10/25/05       2,210,000       2,204,696
CIT Group Inc.                                       3.63            11/04/05         575,000         573,029
CIT Group Inc.                                       3.81            11/15/05       1,950,000       1,940,713
Chevron Texaco Funding Corp.                         3.50            10/05/05       1,480,000       1,479,424
Chevron Texaco Funding Corp.                         3.53            10/17/05       2,000,000       1,996,862
Chevron Texaco Funding Corp.                         3.72            11/14/05       1,530,000       1,523,044
Citigroup                                            3.58            10/03/05       2,230,000       2,229,556
Citigroup                                            3.76            10/27/05       1,520,000       1,515,872
Citigroup                                            3.73            10/31/05       1,250,000       1,246,115
Coca-Cola Co.                                        3.53            10/04/05       2,000,000       1,999,413
Coca-Cola Co.                                        3.53            10/11/05       1,140,000       1,138,882
Coca-Cola Co.                                        3.60            10/17/05         232,000         231,629
Coca-Cola Co.                                        3.56            10/24/05         989,000         986,751
EI Dupont De Nemours & Co.                           3.55            10/12/05       1,570,000       1,568,297
EI Dupont De Nemours & Co.                           3.55            10/13/05       1,710,000       1,707,977
EI Dupont De Nemours & Co.                           3.74            11/18/05         723,000         719,395
EI Dupont De Nemours & Co.                           3.75            11/22/05       1,000,000         994,583
General Electric Capital Corp.                       3.78            11/08/05       1,390,000       1,384,454
General Electric Capital Corp.                       3.76            11/08/05       2,080,000       2,071,745
General Electric Capital Corp.                       3.78            11/09/05       1,530,000       1,523,735
HSBC Finance Corp.                                   3.85            10/03/05       1,335,000       1,334,714
Morgan Stanley                                       3.72            10/12/05       3,180,000       3,176,385
Morgan Stanley                                       3.86            11/21/05       1,820,000       1,810,048
Pepsico Inc.                                         3.57            10/11/05         530,000         529,474
Pepsico Inc.                                         3.75            10/21/05         800,000         798,333
Pepsico Inc.                                         3.71            10/25/05       3,112,000       3,104,303
Pepsico Inc.                                         3.73            10/31/05         560,000         558,259
Pfizer Inc.                                          3.57            10/06/05       3,560,000       3,558,235
Pfizer Inc.                                          3.58            11/04/05       1,410,000       1,405,233
Proctor & Gamble Co.                                 3.57            10/05/05       1,119,000       1,118,556
Proctor & Gamble Co.                                 3.59            10/05/05         400,000         399,840
Proctor & Gamble Co.                                 3.75            10/28/05       2,321,000       2,314,472
Proctor & Gamble Co.                                 3.73            11/01/05       1,170,000       1,166,242
Prudential Funding Corp.                             3.53            10/03/05       1,860,000       1,859,635
Prudential Funding Corp.                             3.53            10/07/05       1,120,000       1,119,341
Prudential Funding Corp.                             3.70            10/21/05       1,460,000       1,456,999

DAILY INCOME FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005
(UNAUDITED)

                                                                   Interest   Maturity       Face
                                                                     Rate       Date        Amount         Value
                                                                   --------   --------   -----------   -------------
COMMERCIAL PAPER -- continued
Prudential Funding Corp.                                             3.78%    11/29/05   $   560,000   $     556,531
Southern Company                                                     3.65     10/05/05       980,000         979,603
Southern Company                                                     3.55     10/06/05     2,070,000       2,068,979
Southern Company                                                     3.73     10/24/05     1,950,000       1,945,353
Wal-Mart Stores, Inc.                                                3.50     10/04/05       800,000         799,767
Wal-Mart Stores, Inc.                                                3.71     10/04/05     1,840,000       1,839,431
Wal-Mart Stores, Inc.                                                3.80     10/04/05       250,000         249,921
Wal-Mart Stores, Inc.                                                3.67     10/18/05     1,030,000       1,028,215
XTRA Corp.                                                           3.74     10/12/05     2,790,000       2,786,812
XTRA Corp.                                                           3.74     10/12/05     2,210,000       2,207,474
                                                                                                       -------------
    Total Commercial Paper (Cost $84,170,821)                                                             84,170,821
                                                                                                       -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (19.1% of portfolio)
Federal Farm Credit Bank                                             3.50     10/07/05       775,000         774,548
Federal Farm Credit Bank                                             5.25     12/28/05        19,000          19,054
Federal Home Loan Bank                                               3.50     10/14/05     2,725,000       2,721,556
Federal Home Loan Bank                                               3.61     11/09/05     2,150,000       2,141,592
Federal Home Loan Mortgage Corp. (a)                                 3.59     10/11/05     1,750,000       1,748,257
Federal Home Loan Mortgage Corp. (a)                                 3.56     10/18/05     1,410,000       1,407,630
Federal Home Loan Mortgage Corp. (a)                                 3.57     10/18/05       615,000         613,963
Federal Home Loan Mortgage Corp. (a)                                 3.61     11/10/05       800,000         796,791
Federal Home Loan Mortgage Corp. (a)                                 3.60     11/10/05       500,000         498,000
Federal National Mortgage Assn. (a)                                  3.59     10/24/05     1,300,000       1,297,018
Federal National Mortgage Assn. (a)                                  3.60     11/10/05       570,000         567,720
Federal National Mortgage Assn. (a)                                  3.71     11/16/05       500,000         497,630
Federal National Mortgage Assn. (a)                                  3.72     11/23/05     2,630,000       2,615,596
Tennessee Valley Authority                                           3.50     10/13/05     4,227,000       4,222,076
                                                                                                       -------------
    Total U.S. Government Agency Obligations (Cost $19,921,431)                                           19,921,431
                                                                                                       -------------

MONEY MARKET ACCOUNTS (less than 0.1% of portfolio)
SSgA Money Market Fund                                               3.35(b)                   2,273           2,273
SSgA Prime Money Market Fund                                         3.56(b)                       1               1
                                                                                                       -------------
    Total Money Market Accounts (Cost $2,274)                                                                  2,274
                                                                                                       -------------

TOTAL INVESTMENTS IN SECURITIES (COST $104,370,191) -- 100%                                            $ 104,370,191
                                                                                                       =============

----------
(a) The issuer is a publicly traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

(b)   7-day yield at September 30, 2005.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

SHORT-TERM GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005
(UNAUDITED)

                                                                Interest      Maturity        Face
                                                                  Rate          Date         Amount         Value
                                                                --------      --------      --------      ----------
ASSET BACKED SECURITIES (5.8% of portfolio).
Small Business Administration 93-J                               5.90%        10/01/13      $ 99,334      $  101,484
Small Business Administration 98-E                               6.30         05/01/18        96,754         100,646
Small Business Administration 98-H                               6.15         08/01/18        44,932          46,663
Small Business Administration 99-D                               6.15         04/01/19       128,500         133,800
Small Business Administration Pool # 100075                      3.50         05/25/19        72,143          66,708
Small Business Administration Pool # 500724                      5.50(a)      12/25/13        17,273          17,231
Small Business Administration Pool # 502261                      4.63(a)      10/25/17        25,272          25,053
Small Business Administration Pool # 502477                      4.25(a)      09/25/18        67,359          66,522
Small Business Administration Pool # 502543                      4.20(a)      01/25/19       119,744         119,676
Small Business Administration Pool # 502684                      4.25(a)      07/25/19        28,549          28,714
Small Business Administration Pool # 503278                      3.88(a)      02/25/21       131,400         131,326
Small Business Administration Pool # 503463                      4.13(a)      09/25/21        87,337          86,186
Small Business Administration Pool # 503918                      4.25(a)      09/25/22       100,582          99,567
Small Business Administration Pool # 504067                      4.25(a)      01/25/08       132,848         132,237
Small Business Administration Pool # 504305                      3.88(a)      10/25/23        53,032          52,158
Small Business Investment Companies 99-A                         6.24         03/10/09       320,563         327,818
Small Business Investment Companies 02-20K                       5.08         11/01/22        86,679          87,816
Small Business Investment Companies 02-B                         5.20         08/01/12       195,139         198,870
Small Business Investment Companies 03-10A                       4.63         03/10/13       400,648         400,642
Small Business Investment Companies 03-P10A                      4.52         02/10/13        81,040          80,707
Small Business Investment Companies 04-10A                       4.12         03/01/14       196,174         190,268
                                                                                                          ----------
    Total Asset Backed Securities (Cost $2,464,186)                                                        2,494,092
                                                                                                          ----------
MORTGAGE BACKED SECURITIES (8.5% of portfolio)
GNMA #1928                                                       7.00         11/20/09        11,559          11,935
GNMA #8006                                                       3.75(a)      07/20/22        66,990          67,902
GNMA #8040                                                       3.75(a)      08/20/22       100,193         101,421
GNMA #8054                                                       4.13(a)      10/20/22        14,823          15,040
GNMA #8102                                                       4.13(a)      02/20/16        24,506          24,501
GNMA #8191                                                       4.38(a)      05/20/23        45,392          45,702
GNMA #8215                                                       4.38(a)      04/20/17        17,688          17,768
GNMA #8259                                                       3.75(a)      08/20/23        34,843          35,259
GNMA #8297                                                       4.13(a)      12/20/17        41,659          42,493
GNMA #8332                                                       4.50(a)      03/20/18        24,498          24,724
GNMA #8384                                                       4.38(a)      03/20/24        19,699          19,811
GNMA #8393                                                       4.00(a)      08/20/18        18,547          18,632
GNMA #8400                                                       3.75(a)      08/20/18        32,632          32,959
GNMA #8405                                                       4.00(a)      09/20/18        32,491          33,000
GNMA #8423                                                       4.38(a)      05/20/24        22,729          22,941
GNMA #8429                                                       4.12(a)      11/20/18        38,012          38,716
GNMA #8459                                                       3.75(a)      07/20/24        35,308          35,755
GNMA #8499                                                       4.88(a)      05/20/19        12,940          13,167
GNMA #8518                                                       4.13(a)      10/20/24        29,269          29,732
GNMA #8532                                                       4.13(a)      10/20/24        45,666          46,406
GNMA #8591                                                       4.38(a)      02/20/25        91,342          92,490
GNMA #8638                                                       4.38(a)      06/20/25        45,120          45,692
GNMA #8648                                                       3.75(a)      07/20/25       121,783         123,345
GNMA #8663                                                       3.75(a)      07/20/25        41,253          41,812
GNMA #8687                                                       3.75(a)      08/20/25        10,548          10,688
GNMA #8702                                                       4.13(a)      10/20/20        28,566          28,975
GNMA #8747                                                       4.13(a)      11/20/25        36,592          37,204
GNMA #8807                                                       3.75(a)      07/20/21        45,781          46,303

SHORT-TERM GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005
(UNAUDITED)

                                                                         Interest       Maturity         Face
                                                                            Rate          Date          Amount           Value
                                                                         ---------      --------      ----------      ----------
MORTGAGE BACKED SECURITIES -- CONTINUED
GNMA #8836                                                                3.75%(a)      09/20/21      $   40,678      $   41,215
GNMA #8847                                                                4.38(a)       04/20/26          51,354          51,753
GNMA #8869                                                                4.13(a)       11/20/21          46,975          47,672
GNMA #8873                                                                4.13(a)       11/20/21          52,939          53,725
GNMA #8877                                                                4.38(a)       05/20/26          13,084          13,190
GNMA #8915                                                                4.38(a)       02/20/22          44,780          45,195
GNMA #8973                                                                4.88(a)       05/20/22          52,432          53,442
GNMA #8978                                                                4.38(a)       05/20/22          44,203          44,504
GNMA #80053                                                               4.38(a)       03/20/27          12,216          12,379
GNMA #80058                                                               4.38(a)       04/20/27          11,353          11,443
GNMA #80300                                                               3.50(a)       07/20/29          83,700          84,566
GNMA #80309                                                               3.50(a)       08/20/29          35,856          36,135
GNMA #80426                                                               3.50(a)       07/20/30          15,204          15,315
GNMA #80452                                                               3.50(a)       09/20/30          82,635          83,337
GNMA #80475                                                               3.88(a)       12/20/30         118,851         119,755
GNMA #80577                                                               3.75(a)       02/20/32          42,129          42,250
GNMA #510280                                                              6.00          08/15/14          40,673          42,119
GNMA #583189                                                              4.50          02/20/17         155,872         153,563
GNMA #780336                                                              6.50          02/15/11          19,894          20,570
GNMA #880754                                                              4.38(a)       06/20/30          39,987          40,305
GNMA 1996-4                                                               7.00          04/16/26          17,012          17,655
GNMA 2001-53                                                              4.15(a)       10/20/31          35,152          35,290
GNMA 2002-20                                                              4.50          03/20/32          86,564          85,613
GNMA 2002-69                                                              4.15(a)       06/20/28         299,771         300,094
GNMA 2003-11                                                              4.00          10/17/29         148,992         144,957
GNMA 2003-19                                                              4.00          12/16/25          89,032          88,837
GNMA 2003-26                                                              4.22(a)       04/16/33          40,643          40,888
GNMA 2003-86                                                              4.00          03/20/23         135,193         133,935
GNMA 2003-97                                                              4.50          03/20/33         242,726         237,788
GNMA 2004-17                                                              4.50          12/20/33         487,782         476,444
                                                                                                                      ----------
    Total Mortgage Backed Securities (Cost $3,662,578)                                                                 3,678,307
                                                                                                                      ----------

U. S. GOVERNMENT AND AGENCY OBLIGATIONS (82.7% of portfolio)
Government Trust Certificate (Israel Trust)                               0.00(b)       11/15/07         500,000         456,279
Government Trust Certificate (Sri Lanka Trust)                            4.38(a)       06/15/12         175,000         174,996
National Archives Facility Trust                                          8.50          09/01/19          58,311          69,748
Overseas Private Investment Corp.                                         0.00(c)       12/16/06         446,568         453,718
Overseas Private Investment Corp.                                         0.00(c)       05/27/08         250,000         261,312
Overseas Private Investment Corp.                                         4.10          11/15/14         158,400         154,164
Overseas Private Investment Corp.                                         3.74          04/15/15          85,601          82,464
Private Export Funding Corp.                                              6.62          10/01/05         100,000         100,000
Private Export Funding Corp.                                              5.34          03/15/06         200,000         201,089
Private Export Funding Corp.                                              5.53          04/30/06         250,000         251,762
Private Export Funding Corp.                                              7.11          04/15/07         100,000         104,077
Private Export Funding Corp.                                              5.75          01/15/08         500,000         514,219
Rowan Companies Inc.                                                      2.80          10/20/13         161,904         150,359
U.S. Department of Housing and Urban Development                          5.78          08/01/07         250,000         255,978
U.S. Department of Housing and Urban Development                          7.50          08/01/11         250,000         275,195
U.S. Treasury Note                                                        5.75          11/15/05         250,000         250,654
U.S. Treasury Note                                                        1.88          11/30/05         250,000         249,394
U.S. Treasury Note                                                        1.63          02/28/06       3,000,000       2,972,931
U.S. Treasury Note                                                        1.50          03/31/06       1,000,000         988,242
U.S. Treasury Note                                                        4.63          05/15/06       2,500,000       2,508,692
U.S. Treasury Note                                                        6.50          10/15/06         250,000         255,869
U.S. Treasury Note                                                        2.50          10/31/06       8,250,000       8,109,173

SHORT-TERM GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005
(UNAUDITED)

                                                                      Interest      Maturity        Face
                                                                        Rate          Date          Amount           Value
                                                                      --------      --------      ----------      -----------
U. S. GOVERNMENT AND AGENCY OBLIGATIONS -- CONTINUED
U.S. Treasury Note                                                     2.63%        11/15/06      $2,250,000      $ 2,213,087
U.S. Treasury Note                                                     3.63         04/30/07       3,500,000        3,470,467
U.S. Treasury Note                                                     3.00         11/15/07       1,250,000        1,220,703
U.S. Treasury Note                                                     3.38         02/15/08       1,750,000        1,718,418
U.S. Treasury Note                                                     2.63         05/15/08         500,000          480,821
U.S. Treasury Note                                                     4.13         08/15/08         250,000          249,629
U.S. Treasury Note                                                     0.00(b)      05/15/11       2,000,000        1,949,152
U.S. Treasury Note                                                     0.00(b)      11/15/11       3,125,000        2,978,706
U.S. Treasury Note Receipt                                             0.00(b)      11/15/12       3,760,425        2,572,680
                                                                                                                  -----------
    Total U.S. Government and Agency Obligations (Cost $35,743,303)                                                35,693,978
                                                                                                                  -----------
MONEY MARKET ACCOUNTS (3.0% of portfolio)
Vanguard Treasury Money Market Fund                                    3.16(d)                     1,316,681        1,316,681
                                                                                                                  -----------
    Total Money Market Accounts (Cost $1,316,681)                                                                   1,316,681
                                                                                                                  -----------

TOTAL INVESTMENTS IN SECURITIES (COST $43,186,748) -- 100%                                                        $43,183,058
                                                                                                                  ===========

----------
(a) Variable coupon rate as of September 30, 2005.

(b) Zero coupon security, purchased at a discount.

(c) Zero coupon security, security accretes to a premium price at maturity.

(d) 7-day yield at September 30, 2005.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

SHORT-TERM BOND FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005
(UNAUDITED)

                                                     Interest   Maturity       Face
                                                       Rate       Date        Amount        Value
                                                     --------   --------    ----------    ----------
CORPORATE BONDS (32.8% of portfolio)
BASIC INDUSTRIES -- 4.1%
    Avery Dennison Corp.                             3.99%(a)   08/10/07    $  400,000    $  400,090
    Brown Forman Corp.                               2.13       03/15/06       125,000       123,786
    Dow Chemical Co.                                 8.63       04/01/06       150,000       152,825
    General Dynamics Corp.                           2.13       05/15/06     4,131,000     4,078,908
    Gerber Products Co.                              9.00       10/15/06       145,000       150,102
    Ingersoll-Rand Co.                               6.25       05/15/06     1,125,000     1,137,663
    International Business Machines Corp.            3.80       02/01/08       925,000       909,424
    Pepsico Capital Resources Inc.                   0.00(c)    04/01/06       174,000       170,112
    Pepsico Capital Resources Inc.                   0.00(c)    04/01/08       264,000       234,124
    Texaco Capital Inc.                              5.70       12/01/08       400,000       400,591
    Windsor Petroleum Trans Corp. (b)                6.48       07/15/06       450,000       456,552
                                                                                          ----------
       Total Basic Industries                                                              8,214,177
                                                                                          ----------
CONSUMER NON-DURABLE GOODS -- 0.7%
Retail
    McDonald's Corp.                                 6.00       12/22/05       730,000       732,499
    Wal-Mart Stores, Inc.                            8.75       12/29/06       351,000       351,720
    VF Corp.                                         8.10       10/01/05       320,000       320,000
                                                                                          ----------
       Total Consumer Non-Durable Goods                                                    1,404,219
                                                                                          ----------
FINANCE -- 14.8%
Banks
    Bank of America Corp.                            3.70(d)    10/15/09       250,000       244,688
    Bank of America Corp.                            3.75(d)    12/15/09       200,000       195,300
    Bank of America Corp.                            7.23       08/15/12       200,000       222,232
    Bayerische Landesbank New York                   2.60       10/16/06     2,850,000     2,798,615
    Bayerische Landesbank New York                   3.20       04/15/09     1,150,000     1,097,761
    Bayerische Landesbank New York                   3.50(d)    02/28/10       250,000       246,930
    Deusche Bank AG New York                         4.02       07/13/07     1,125,000     1,122,030
    First Tennessee Bank                             4.55       07/03/08       650,000       649,534
    KFW International Finance, Inc.                  2.50       10/17/05       475,000       474,760
    Suntrust Bank                                    4.55       05/25/09       450,000       439,502
    US Bank N.A                                      2.87       02/01/07     2,125,000     2,079,789
    US Bank N.A                                      3.70       08/01/07       700,000       690,755
    US Bank N.A                                      3.75       02/06/09       100,000        96,966
Commercial Lending & Leasing
    Caterpillar Financial Services Corp.             4.24(a)    08/07/08       100,000       100,037
    CIT Group, Inc.                                  5.65       11/15/05       100,000       100,099
    CIT Group, Inc.                                  3.85       01/15/06       225,000       224,354
    CIT Group, Inc.                                  6.50       02/07/06     1,775,000     1,788,101
    CIT Group, Inc.                                  4.13       02/21/06       100,000        99,982
    Textron Financial Corp.                          2.75       06/01/06       500,000       495,025
Consumer Loans
    American General Finance Corp                    5.91       06/12/06       500,000       504,653
    American General Finance Corp                    3.00       11/15/06     1,125,000     1,105,266
    American General Finance Corp                    3.88       10/01/09       640,000       617,174
    Beneficial Corp.                                 7.00       02/12/07       125,000       127,648
    Beneficial Corp.                                 7.06       09/17/07       100,000       103,548
    General Electric Capital Corp.                   2.80       01/15/07       700,000       685,971

SHORT-TERM BOND FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005
(UNAUDITED)

                                                             Interest      Maturity     Face
                                                               Rate          Date       Amount         Value
                                                            ----------     --------   ----------    -----------
CORPORATE BONDS -- CONTINUED
    General Electric Capital Corp.                            4.18%(a)     05/30/08   $  410,000    $   409,185
    General Electric Capital Corp.                            4.13(a)      06/11/08      310,000        309,187
    General Electric Capital Corp.                            3.00(d)      12/20/08      125,000        121,869
    General Electric Capital Corp.                            4.24(a)      02/20/09    1,200,000      1,199,747
    General Electric Capital Corp.(b)                         2.63(d)      04/14/09      555,000        537,381
    General Electric Capital Corp.                            3.50(d)      09/12/11      100,000         96,424
    General Electric Capital Corp.                            3.43(a)      11/01/49      115,000        114,796
    General Electric Capital Corp.                            3.31(a)      02/01/50      200,000        199,410
    General Motors Acceptance Corp.                           6.48         05/01/06    1,000,000      1,003,326
    General Motors Acceptance Corp.                           4.50         07/15/06      200,000        198,501
    Household Finance Corp.                                   6.08         03/08/06       32,500         32,634
    Household Finance Corp.                                   5.35         12/15/07      100,000        100,135
    Household Finance Corp.                                   4.05(a)      08/15/08      100,000        100,138
    Transamerica Finance Corp.                                0.00(c)      09/01/07      225,000        202,205
Diversified Financial Services
    GATX Capital Corp.                                        7.90         10/03/05      110,000        110,000
Financial Services
    Associates Corp. of N.A                                   6.56         11/14/05      250,000        250,682
    Associates Corp. of N.A                                   7.40         05/15/06      200,000        203,589
Insurance
    Allstate Financial Global Funding (b)                     2.50         06/20/08      225,000        212,285
    American International Group                              2.85         12/01/05      152,000        151,701
    American International Group (b)                          2.88         05/15/08      450,000        429,685
    MassMutual Global Funding II (b)                          5.08         03/05/07    1,100,000      1,109,654
    MassMutual Global Funding II (b)                          2.55         07/15/08      100,000         94,462
    MBIA Global Funding LLC (b)                               2.88         11/30/06    1,250,000      1,218,329
    Monumental Global Funding II (b)                          2.80         07/15/08      220,000        211,370
    Nationwide Life Global Funding (b)                        2.75         05/15/07      750,000        725,420
    Principal Life Income Funding                             3.20         04/01/09      400,000        382,131
    Principal Life Income Funding                             4.00         12/15/09      350,000        337,891
    Providian Corp.                                           6.67         03/07/06      115,000        116,000
Investment Banker/ Broker
    Credit Suisse First Boston Inc.                           5.25(a)      10/27/05    1,175,000      1,175,619
    Donaldson, Lufkin & Jenrette Securities Corp.             4.70(a)      03/28/07    1,100,000      1,109,173
    Merrill Lynch & Co., Inc.                                 4.35(a)      05/21/08      110,000        109,241
Mortgage
    Residential Capital Corp. (b)                             5.39(a)      06/29/07      450,000        453,723
                                                                                                    -----------
       Total Finance                                                                                 29,336,613
                                                                                                    -----------
HEALTHCARE -- 6.8%
Healthcare Providers & Services
    UnitedHealth Group Inc.                                   7.50         11/15/05    4,870,000      4,885,131
    UnitedHealth Group Inc.                                   3.38         08/15/07      475,000        464,881
Major Drugs
    Eli Lilly & Co.                                           2.90         03/15/08    1,000,000        960,451
    Merck & Co., Inc. (b)                                     4.73(a)      02/22/06    1,825,000      1,825,644
    Merck & Co., Inc.                                         5.25         07/01/06      110,000        110,458
    Merck & Co., Inc.                                         2.50         03/30/07    1,825,000      1,769,973
    Pfizer Inc.                                               2.50         03/15/07    1,000,000        972,423
    Pharmacia Corp.                                           5.75         12/01/05    2,500,000      2,506,877
                                                                                                    -----------
       Total Healthcare                                                                              13,495,838
                                                                                                    -----------

SHORT-TERM BOND FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005
(UNAUDITED)

                                                                Interest     Maturity      Face
                                                                  Rate         Date        Amount         Value
                                                                --------     --------    ----------    -----------
CORPORATE BONDS -- CONTINUED
SERVICES -- 0.1%
Entertainment
    The Walt Disney Co.                                           5.62%      12/01/08    $  100,000    $    99,902
                                                                                                       -----------
       Total Services                                                                                       99,902
                                                                                                       -----------
TRANSPORTATION -- 1.7%
Railroad
    CSX Corp.                                                     6.72       06/01/06       200,000        202,819
    CSX Corp.                                                     7.03       08/15/07       375,000        390,149
    Union Tank Car Co.                                            6.76       01/02/06        99,975        100,685
    Union Tank Car Co.                                            7.21       07/02/06       300,000        307,716
    Union Tank Car Co.                                            6.35       03/17/08       110,000        113,568
    Union Tank Car Co.                                            7.45       06/01/09       180,000        196,010
    Union Tank Car Co.                                            6.79       05/01/10       350,000        378,609
    Union Tank Car Co.                                            6.57       01/02/14       340,160        354,692
Airlines
    Southwest Airlines Co.                                        5.50       11/01/06       700,000        707,558
    Southwest Airlines Co.                                        6.13       11/01/06       595,000        600,072
                                                                                                       -----------
       Total Transportation                                                                              3,351,878
                                                                                                       -----------
UTILITIES -- 4.6%
Electric & Gas
    Cleco Corp.                                                   7.00       05/01/08       375,000        388,267
    Colonial Pipeline Co. (b)                                     7.45       08/15/07       500,000        523,870
    Commonwealth Edison Co.                                       7.63       01/15/07       750,000        771,788
    Consumers Energy Co.                                          6.38       02/01/08     1,250,000      1,294,645
    Ohio Valley Electric Corp. (b)                                5.94       02/12/06     1,360,000      1,367,770
    Pennsylvania Power & Light Co.                                6.55       03/01/06       128,000        129,116
    Pennsylvania Power & Light Co.                                6.55       03/01/06       110,000        110,959
    Potomac Electric Power Co.                                    6.25       10/15/07       250,000        257,237
    United Energy Ltd. (b)                                        6.00       11/01/05       600,000        600,819
    Washington Gas Light Co.                                      6.51       08/18/08       350,000        366,418
Telephone
    GTE California Inc.                                           7.00       05/01/08       750,000        786,319
    GTE Hawaiian Telephone Inc.                                   7.38       09/01/06       260,000        263,805
    New England Telephone & Telegraph Co.                         7.65       06/15/07       400,000        416,742
    NYNEX Corp.                                                   9.55       05/01/10        64,290         71,221
    Pacific Bell                                                  5.88       02/15/06       275,000        276,422
    SBC Communications Capital Corp.                              6.60       11/27/06     1,250,000      1,275,426
    Southwestern Bell Telephone Co.                               6.63       07/15/07       250,000        258,029
                                                                                                       -----------
       Total Utilities                                                                                   9,158,853
                                                                                                       -----------
       Total Corporate Bonds (Cost $65,406,066)                                                         65,061,480
                                                                                                       -----------
YANKEE BONDS (7.4% of portfolio)
Bayerische Landesbank                                             3.50(d)    07/22/11       950,000        908,019
BP Canada Finance Co.                                             3.38       10/31/07       875,000        856,629
BP Capital Markets Plc.                                           2.35       06/15/06       500,000        493,405
BP Capital Markets Plc.                                           2.75       12/29/06     1,400,000      1,369,851
European Investment Bank                                          2.70       04/20/07       700,000        683,335
European Investment Bank                                          4.13(d)    05/18/11       455,000        446,997
Glaxosmithkline Capital PLC                                       2.38       04/16/07       600,000        582,201
HBOS Treasury Services PLC (b)                                    2.25       05/01/06       225,000        222,093
HBOS Treasury Services PLC (b)                                    4.00       09/15/09       675,000        659,956
Hydro-Quebec                                                      6.27       01/03/26        80,000         91,735
Inter American Development Bank                                   0.00(c)    12/16/06       925,000        880,898
International Bank for Reconstruction and Development             0.00(c)    02/15/08       100,000         89,381
International Bank for Reconstruction and Development             0.00(c)    01/23/09     1,060,800        909,965

SHORT-TERM BOND FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005
(UNAUDITED)

                                                                  Interest    Maturity       Face
                                                                    Rate        Date        Amount         Value
                                                                  --------    --------    ----------    -----------
YANKEE BONDS -- CONTINUED
International Bank for Reconstruction and Development             2.75%(d)    04/29/09    $  375,000    $   362,235
International Bank for Reconstruction and Development             3.50(d)     05/28/10       565,000        544,733
International Bank for Reconstruction and Development             3.25(d)     03/03/11       250,000        246,215
IXIS Corp. & Investment                                           3.85(d)     03/04/10       250,000        248,460
KFW                                                               3.25        09/21/07     1,220,000      1,195,689
KFW                                                               4.25(d)     01/13/11     1,160,000      1,143,558
LLOYDS Bank PLC                                                   3.63(d)     11/28/08       400,000        392,676
Nestle Holding Inc.                                               3.25(d)     03/31/09       835,000        800,812
Ontario Province of Canada                                        3.28        03/28/08       800,000        775,505
Texaco Brasil SA (b)                                              0.00(c)     11/17/05       710,000        706,275
UBS AG Jersey                                                     3.60(d)     07/13/07       125,000        123,229
                                                                                                        -----------
    Total Yankee Bonds (Cost $14,918,638)                                                                14,733,852
                                                                                                        -----------
ASSET BACKED SECURITIES (13.8% of portfolio)
ACLC Franchise Loan Receivables Trust 97-A (b)                    4.14(d)     09/17/12        65,328         65,712
ACLC Franchise Loan Receivables Trust 97-B (b)                    6.73        04/15/14     1,393,833      1,384,404
Americredit Automobile Receivables Trust 02-A                     4.61        01/12/09       236,984        237,344
Americredit Automobile Receivables Trust 02-C                     3.55        02/12/09       790,593        785,324
Americredit Automobile Receivables Trust 03-AM                    3.10        11/06/09        96,497         95,498
Americredit Automobile Receivables Trust 05-A                     3.93        10/06/11     2,100,000      2,062,308
Atlantic City Electric Transition Funding LLC 03-1                2.89        07/20/11       840,318        815,377
Bay View Auto Trust 05-LJ2                                        4.41        07/25/10     1,500,000      1,499,768
Capital One Master Trust 01-8                                     4.60        08/17/09       155,000        155,104
Chemical Master Credit Card Trust I 96-3                          7.09        02/15/09     2,100,000      2,138,198
CIT RV Trust 99-A                                                 6.24        08/15/15       200,000        203,117
CNH Equipment Trust 04-A                                          2.95        10/15/08     1,175,000      1,153,224
Drive Auto Receivables Trust 05-2 (b)                             4.12        01/15/10     1,100,000      1,092,784
DVI Receivables Corp. 99-1                                        6.59        05/13/07        70,357         60,507
DVI Receivables Corp. 00-2                                        7.12        11/12/08       505,135        482,404
DVI Receivables Corp. 01-2                                        3.52        07/11/08       907,192        771,113
DVI Receivables Corp. 02-1                                        4.57        06/11/10       418,464        295,017
DVI Receivables Corp. 03-1                                        4.23(a)     03/14/11     1,703,400      1,456,407
First North American National Bank 03-A                           4.25(a)     05/16/11     1,350,000      1,353,938
Fleet Credit Card Master Trust 01-B                               5.60        12/15/08       475,000        478,780
Harley-Davidson Motorcycle Trust 04-1                             1.40        10/15/08       539,576        534,910
Honda Auto Receivables Owner Turst 03-1                           1.92        11/20/06        32,891         32,856
HPSC Equipment Receivable 03-1A (b)                               4.55(a)     03/20/10     1,094,204      1,100,102
Ikon Receivables LLC 03-1                                         2.33        12/15/07       296,545        295,001
LAI Vehicle Lease Securization Trust 04-A (b)                     3.41        12/15/10       823,121        810,264
Metris Master Trust 99-2                                          4.32(a)     01/20/10     3,065,000      3,070,915
MMCA Automobile Trust 01-3                                        4.07(a)     04/16/07       636,099        635,885
MMCA Automobile Trust 02-4                                        3.05        11/16/09       215,121        213,243
Peachtree Franchise Loan, LLC 99-A (b)                            6.68        01/15/21       216,206        219,997
Prestige Auto Receivables 04-1A (b)                               3.69        06/15/11     1,598,352      1,589,609
Prestige Auto Receivables 05-1A (b)                               4.37        06/16/12       425,000        421,813
Providan Gateway Master Trust 02-B (b)                            4.47(a)     06/15/09     1,450,000      1,452,085
Small Business Administration 99-10B                              6.00        03/01/09        26,075         26,530
Small Business Administration 02-20K                              5.08        11/01/22       303,376        307,354
Union Acceptance Corp. 02-A                                       4.59(d)     07/08/08        47,092         47,143
                                                                                                        -----------
    Total Asset Backed Securities (Cost $27,975,868)                                                     27,344,035
                                                                                                        -----------

SHORT-TERM BOND FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005
(UNAUDITED)

                                                 Interest   Maturity      Face
                                                   Rate       Date        Amount        Value
                                                 -------    --------    ----------    ----------
MORTGAGE BACKED SECURITIES (16.8% of portfolio)
American Business Financial Services 99-1        6.58%      05/25/30    $  278,555    $  280,340
Ameriquest Mortgage Securities Inc. 04-IA1       4.48(a)    09/25/34     1,175,000     1,187,757
Amresco Residential Securities 98-1              7.07       10/25/27       204,169       203,582
Banc America Mortgage Securities Inc. 04-F       4.16(a)    07/25/34       952,734       932,170
Banc America Mortgage Securities Inc. 05-A1      5.00       02/25/20       228,050       226,657
Chase Mortgage Finance Corp. 03-S2               5.00       03/25/18        79,590        79,400
Chemical Mortgage Acceptance Corp. 88-2          8.00(a)    05/25/18        14,794        14,845
CITICORP Mortgage Securities, Inc. 88-11         4.56(a)    08/25/18       131,002       130,660
CITICORP Mortgage Securities, Inc. 88-17         4.61(a)    11/25/18       123,440       123,118
CMO Trust 17                                     7.25       04/20/18         5,106         5,116
Conseco Finance Securitizations Corp. 00-C       4.14(a)    12/15/29     1,132,918     1,132,854
Conseco Finance Securitizations Corp. 01-2       6.60       02/01/33       507,606       517,195
Contimortgage Home Equity Loan Trust 95-2        8.10       08/15/25       169,078       176,114
Countrywide Home Loans 02-32                     4.33(a)    01/25/33        46,959        46,984
Countrywide Home Loans 03-49                     4.60(a)    12/19/33       194,076       188,011
Countrywide Home Loans 03-J13                    5.25       01/25/24     1,183,961     1,170,478
Credit Suisse First Boston Mortgage 03-21        4.75       08/25/18       678,013       665,590
Credit Suisse First Boston Mortgage 03-21        5.33(a)    09/25/33        69,480        73,087
Credit Suisse First Boston Mortgage 04-AR3       4.77(a)    04/25/34       132,688       132,545
DLJ Mortgage Acceptance Corp. 91-3               4.63(a)    02/20/21       134,468       134,112
FHLMC 2419                                       5.50       03/15/17         9,344         9,616
FHLMC 2586                                       3.50       12/15/32       507,347       503,675
FHLMC 2649                                       4.50       07/15/18       718,323       700,051
FHLMC 780754                                     4.70(a)    08/01/33        86,489        84,563
FHLMC M80833                                     4.00       08/01/10       543,482       533,377
FHLMC M80848                                     3.00       07/01/10       411,714       391,413
First Alliance Mortgage Loan Trust 94-1          5.85       04/25/25        57,019        56,876
First Alliance Mortgage Loan Trust 94-2          7.63       07/25/25        78,069        77,877
First Alliance Mortgage Loan Trust 94-3          7.83       10/25/25         4,864         4,847
First Greensboro Home Equity Loan Trust 98-1     6.55       12/25/29        91,235        91,301
FNMA 93-170                                      3.61(a)    09/25/08         7,323         7,234
FNMA 03-05                                       4.25       08/25/22       339,882       332,911
FNMA 03-38                                       5.00       03/25/23       347,717       347,205
FNMA 03-81                                       4.75       09/25/18       331,914       326,473
FNMA 03-86                                       4.50       09/25/18       638,940       615,821
FNMA 04-34                                       5.50       05/25/19       508,589       514,418
Fremont Home Loan Owners Trust 99-2              7.28       06/25/29        70,891        70,705
GMACM 05-AR3                                     4.90(a)    06/19/35       643,104       642,186
GNMA 02-69                                       4.15(a)    06/20/28       308,336       308,668
GNMA 03-11                                       4.00       10/17/29       773,610       752,663
GNMA 03-26                                       4.22(a)    04/16/33        91,446        91,999
GNMA 04-17                                       4.50       12/20/33       104,525       102,095
GNMA 583189                                      4.50       02/20/17        93,523        92,138
Green Tree Financial Corp. 98-3                  6.22       03/01/30       446,132       444,796
GS Mortgage Securities Corp. 03-3F               5.00       04/25/33       196,605       195,454
GS Mortgage Securities Corp. 03-10               4.96(a)    10/25/33       767,107       764,132
JP Morgan Mortgage Trust 04-A3                   5.01       07/25/34       573,952       566,134
LB-UBS Comercial Mortgage Trust 02-C2            3.83       06/15/26       370,207       368,635
Lehman ABS Manufactured Housing Contract 01-B    4.35       05/15/14       350,486       339,621

SHORT-TERM BOND FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005
(UNAUDITED)

                                                                        Interest    Maturity       Face
                                                                          Rate        Date        Amount         Value
                                                                        --------    --------    ----------    -----------
MORTGAGE BACKED SECURITIES -- CONTINUED
Master Adjustable Rate Mortgages Trust 05-1                             5.30%(a)    01/25/35    $  210,354    $   210,616
Master Assets Securitization Trust 03-6                                 5.00        07/25/18       165,566        165,980
Morgan Stanley Capital Inc. 04-1                                        5.00        11/25/18       506,474        494,321
New Century Home Equity Loan Trust 97-NC5                               6.70        10/25/28         7,358          7,335
Oakwood Mortgage Investors, Inc. 99-D                                   7.84        11/15/29       700,333        612,048
Oakwood Mortgage Investors, Inc. 02-A                                   4.02(a)     09/15/14       532,100        396,957
Residential Accredit Loans, Inc. 02-QS9                                 4.43(a)     07/25/32        40,402         40,482
Residential Accredit Loans, Inc. 05-QS5                                 5.70        04/25/35       225,460        226,220
Residential Asset Securitization Trust 04-A3                            5.25        06/25/34       164,318        160,519
Residential Asset Securitization Trust 04-A4                            5.50        08/25/34       232,150        231,437
Residential Funding Mortgage Securities, Inc. 03-S11                    3.50        06/25/18       345,941        338,464
Residential Funding Mortgage Securities, Inc. 03-S15                    4.50        08/25/18       453,870        441,684
Ryland Acceptance Corp. 64 E                                            3.50(a)     04/01/18       135,021        133,197
Salomon Brothers Mortgage Securities 97-LB6                             6.82        12/25/27         3,751          3,754
Structured Adjustable Rate Mortgage Rate 04-3                           4.94(a)     03/25/34        79,266         79,015
Structured Adjustable Rate Mortgage Rate 04-8                           4.70(a)     07/25/34       700,000        685,681
Structured Asset Securities Corp. 98-RF1 (b)                            8.74(a)     04/15/27       131,046        134,049
Structured Asset Securities Corp. 03-8                                  5.00        04/25/33       114,182        113,817
Structured Mortgage Asset Residential Trust 92-10A                      7.50        11/25/08        13,896         13,949
UCFC Manufactured Housing Contract 98-2                                 6.16        08/15/19     2,436,114      2,436,189
Vanderbilt Mortgage & Finance 03-A                                      4.34(a)     05/07/26     1,422,247      1,430,052
Washington Mutual Mortgage Securities Corp. 03-AR10                     3.53        10/25/33       792,676        788,242
Washington Mutual Mortgage Securities Corp. 03-AR10                     4.07(a)     10/25/33     1,200,000      1,188,016
Washington Mutual Mortgage Securities Corp. 03-AR11                     3.98        10/25/33     1,075,000      1,048,233
Washington Mutual Mortgage Securities Corp. 03-AR12                     3.35        02/25/34       174,405        173,738
Washington Mutual Mortgage Securities Corp. 04-A3                       3.42        08/25/34       658,959        657,718
Wells Fargo Mortgage Backed Securities 03-6                             5.00        06/25/18        78,108         77,327
Wells Fargo Mortgage Backed Securities 03-17                            5.00        01/25/34       675,530        670,576
Wells Fargo Mortgage Backed Securities 04-B                             4.95(a)     02/25/34       204,805        203,435
Wells Fargo Mortgage Backed Securities 04-F                             4.74(a)     06/25/34     1,161,609      1,105,979
Wells Fargo Mortgage Backed Securities 04-KA1                           4.75        07/25/34       645,001        633,310
Wells Fargo Mortgage Backed Securities 04-KA3                           4.73(a)     07/25/34       312,284        305,648
Wells Fargo Mortgage Backed Securities 05-AR10                          4.11(a)     06/25/35       450,434        448,835
Wells Fargo Mortgage Backed Securities 05-AR15                          5.12        09/25/35       943,708        940,538
                                                                                                              -----------
    Total Mortgage Backed Securities (Cost $33,763,763)                                                        33,354,860
                                                                                                              -----------
MUNICIPAL BONDS (3.4% of portfolio)
Chicago Illinois Public Building Commission                             7.13        01/01/10       250,000        275,755
Collier County Florida Water & Sewer                                    2.25        07/01/06       625,000        616,025
Energy Acquisition Corp. II Ohio                                        4.49        02/15/08     1,125,000      1,122,199
Fiscal Year 2005 Securitization Corp. New York                          3.51        10/01/12     1,730,000      1,712,579
Harrisburg PA Authority                                                 3.09(a)     11/01/22     2,250,000      2,224,732
Santa Maria CA Water & Wastewater Authority                             0.00(c)     08/01/06       240,000        231,674
St Charles County Missouri Public Arena Authority                       7.02        09/15/18       610,000        656,275
                                                                                                              -----------
    Total Municipal Bonds (Cost $6,871,941)                                                                     6,839,239
                                                                                                              -----------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (24.7% of portfolio)
Federal Agriculture Mortgage Corp.                                      7.89        11/27/06       110,000        114,280
Federal Farm Credit Bank                                                2.10        03/17/06     1,200,000      1,188,718
Federal Farm Credit Bank                                                1.83        04/07/06     1,930,000      1,906,435
Federal Farm Credit Bank                                                2.20        07/10/06     1,200,000      1,180,847
Federal Farm Credit Bank                                                2.63        08/11/06     1,450,000      1,429,007
Federal Farm Credit Bank                                                2.35        08/18/06     1,200,000      1,179,372

SHORT-TERM BOND FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005
(UNAUDITED)

                                                                      Interest       Maturity       Face
                                                                        Rate           Date        Amount          Value
                                                                      --------       --------    -----------    ------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- CONTINUED
Federal Farm Credit Bank                                               2.20%         10/03/06    $ 1,200,000    $  1,174,752
Federal Farm Credit Bank                                               2.30          12/11/06        800,000         780,912
Federal Farm Credit Bank                                               3.24          03/17/08        250,000         240,024
Federal Farm Credit Bank                                               3.92          10/27/08        700,000         688,259
Federal Home Loan Bank                                                 2.04          11/15/05        200,000         199,545
Federal Home Loan Bank                                                 2.10          04/24/06        700,000         691,729
Federal Home Loan Bank                                                 2.11          06/30/06        360,000         354,254
Federal Home Loan Bank                                                 2.27          07/28/06      1,350,000       1,327,606
Federal Home Loan Bank                                                 3.00          10/20/06        750,000         739,572
Federal Home Loan Bank                                                 3.80          11/13/07      1,250,000       1,234,575
Federal Home Loan Bank                                                 3.65          12/03/07        750,000         731,577
Federal Home Loan Bank                                                 2.50(d)       12/26/07        750,000         730,522
Federal Home Loan Bank                                                 3.50          05/19/08        775,000         756,939
Federal Home Loan Bank                                                 2.88          06/30/08        250,000         239,975
Federal Home Loan Bank                                                 4.10          11/05/08      1,250,000       1,234,151
Federal Home Loan Bank                                                 3.83          11/28/08      1,350,000       1,310,944
Federal Home Loan Bank                                                 3.50(d)       02/15/09        115,000         113,159
Federal Home Loan Mortgage Corp. (e)                                   2.05          11/28/05        700,000         697,929
Federal Home Loan Mortgage Corp. (e)                                   2.75          05/05/06        850,000         842,547
Federal Home Loan Mortgage Corp. (e)                                   2.63          11/28/06      1,100,000       1,078,569
Federal Home Loan Mortgage Corp. (e)                                   2.25          12/26/06      1,250,000       1,218,537
Federal Home Loan Mortgage Corp. (e)                                   3.00          04/30/07      1,375,000       1,346,906
Federal Home Loan Mortgage Corp. (e)                                   4.25(a)       05/17/07        175,000         174,950
Federal Home Loan Mortgage Corp. (e)                                   3.75          01/28/08      1,900,000       1,873,258
Federal Home Loan Mortgage Corp. (e)                                   3.05(d)       12/15/09        250,000         248,978
Federal National Mortgage Assn. (e)                                    2.00          01/23/06      1,450,000       1,441,145
Federal National Mortgage Assn. (e)                                    2.00          06/09/06        400,000         393,873
Federal National Mortgage Assn. (e)                                    2.15          07/28/06        900,000         884,362
Federal National Mortgage Assn. (e)                                    2.76          07/28/06        250,000         246,827
Federal National Mortgage Assn. (e)                                    2.80          11/13/06      1,200,000       1,179,636
Federal National Mortgage Assn. (e)                                    2.50          03/29/07        100,000          98,731
Federal National Mortgage Assn. (e)                                    2.60          03/30/07      1,950,000       1,896,010
Federal National Mortgage Assn. (e)                                    4.18          08/27/09        250,000         245,817
Federal National Mortgage Assn. (e)                                    4.13          09/02/09        250,000         241,628
Federal National Mortgage Assn. (e)                                    3.25(d)       11/24/09        150,000         149,153
Federal National Mortgage Assn. (e)                                    3.63(d)       12/28/09        100,000          98,811
Federal National Mortgage Assn. (e)                                    4.38(d)       03/22/10        250,000         247,896
Federal National Mortgage Assn. (e)                                    4.20(d)       12/26/13        400,000         397,583
Government Trust Certificate (Sri Lanka Trust)                         4.38(a)       06/15/12        350,000         349,993
Overseas Private Investment Corp.                                      0.00(f)       12/16/06        407,374       1,328,854
Overseas Private Investment Corp.                                      0.00(f)       05/27/08        500,000         522,625
Overseas Private Investment Corp.                                      4.10          11/15/14        871,200         847,904
Private Export Funding Corp.                                           5.34          03/15/06        150,000         150,817
Private Export Funding Corp.                                           5.53          04/30/06        175,000         176,234
Tennessee Valley Authority                                             3.30          01/15/08        325,000         316,157
Tennessee Valley Authority                                             2.45          05/15/08        650,000         616,747
U.S. Department of Housing & Urban Div.                                7.50          08/01/11        180,000         198,140
U.S. Treasury Note                                                     1.88          11/30/05      1,150,000       1,147,215
U.S. Treasury Note                                                     1.50          03/31/06      1,100,000       1,087,066
U.S. Treasury Note                                                     4.63          05/15/06      1,100,000       1,103,825
U.S. Treasury Note                                                     2.63          11/15/06      2,775,000       2,729,473
U.S. Treasury Note                                                     3.00          11/15/07      1,150,000       1,123,046
U.S. Treasury Note                                                     2.63          05/15/08      3,000,000       2,884,923
                                                                                                                ------------
   Total U.S. Government and Agency Obligations (Cost $49,898,238)                                                49,133,319
                                                                                                                ------------

SHORT-TERM BOND FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005
(UNAUDITED)

                                                                   Interest     Maturity       Face
                                                                     Rate         Date        Amount          Value
                                                                   --------     --------    ----------    -------------
COMMERCIAL PAPER (1.1% of portfolio)
HSBC Finance Corp.                                                  3.85%       10/03/05    $2,198,000    $   2,197,530
                                                                                                          -------------
   Total Commercial Paper (Cost $2,197,530)                                                                   2,197,530
                                                                                                          -------------
MONEY MARKET ACCOUNTS (less than 0.1% of portfolio)
SSgA Money Market Fund                                              3.35(g)                      1,104            1,104
SSgA Prime Money Market Fund                                        3.56(g)                          1                1
                                                                                                          -------------
   Total Money Market Accounts (Cost $1,105)                                                                      1,105
                                                                                                          -------------

TOTAL INVESTMENTS IN SECURITIES (COST $201,033,149) -- 100%                                               $ 198,665,420
                                                                                                          =============

-----------------
(a)   Variable coupon rate as of September 30, 2005.

(b) 144A security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total of such securities at period-end amounts to $19,626,107 and represents 9.9% of net assets.

(c)   Zero coupon security, purchased at a discount.

(d) Step coupon security, the current rate may be adjusted updwards before maturity date.

(e) The issuer is a publicly traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

(f)   Zero coupon security, security accretes to a premium price at maturity.

(g)   7-day yield at September 30, 2005.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

STOCK INDEX FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005
(UNAUDITED)

                                                                  COST          VALUE
                                                              ------------   -----------
Investment in State Street Equity 500 Index Portfolio         $ 50,963,133   $46,690,754
                                                              ------------   -----------

Substantially all the assets of the Stock Index Fund are invested in the Equity 500 Index Portfolio managed by SSgA . As of September 30, 2005, the Stock Index Fund's ownership interest in the State Street Equity 500 Index Portfolio was 1.93%.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

VALUE FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005
(UNAUDITED)

                                                             Shares           Value
                                                             -------       -----------
COMMON STOCKS (92.8% of portfolio)
CONSUMER DISCRETIONARY -- 4.4%
Restaurants
   Wendy's International, Inc.                               445,200       $20,100,780
                                                                           -----------
      Total Consumer Discretionary                                          20,100,780
                                                                           -----------

CONSUMER STAPLES -- 4.2%
Food Products
   Dean Foods Co. (a)                                        302,300        11,747,378
   J.M. Smucker Co.                                          148,853         7,225,325
                                                                           -----------
      Total Consumer Staples                                                18,972,703
                                                                           -----------

ENERGY -- 16.4%
Energy Equipment & Services
   Baker Hughes, Inc.                                        127,000         7,579,360
Oil & Gas
   BP PLC ADR                                                172,352        12,211,139
   Chevron Corp.                                             234,000        15,146,820
   ConocoPhillips                                            301,000        21,042,910
   Marathon Oil Corp.                                        264,000        18,197,520
                                                                           -----------
      Total Energy                                                          74,177,749
                                                                           -----------

FINANCIALS -- 22.4%
Commercial Banks
   Bank of America Corp.                                     340,200        14,322,420
   Commerce Bancshares, Inc.                                  21,305         1,096,781
Diversified Financial Services
   CIT Group Inc.                                            241,000        10,888,380
   Citigroup, Inc.                                           247,100        11,247,992
   Genworth Financial, Inc.                                  414,000        13,347,360
   JP Morgan Chase & Co.                                    402,600        13,660,218
Thrifts & Mortgage Finance
   Washington Mutual, Inc.                                   132,552         5,198,689
Insurance
   Allstate Corp.                                            140,000         7,740,600
   Chubb Corp.                                               111,000         9,940,050
   Principal Financial Group                                 142,800         6,764,436
   UnumProvident Corp.                                       337,000         6,908,500
                                                                           -----------
      Total Financials                                                     101,115,426
                                                                           -----------

HEALTHCARE -- 12.5%
Healthcare Providers & Services
   HCA Inc.                                                  180,000         8,625,600
Pharmaceuticals
   Abbott Laboratories                                       244,000        10,345,600
   Bristol-Myers Squibb Co.                                  540,700        13,009,242
   GlaxoSmithKline plc                                       159,160         8,161,725
   Hospira Inc. (a)                                           80,400         3,293,988
   Schering-Plough Corp.                                     614,000        12,924,700
                                                                           -----------
      Total Healthcare                                                      56,360,855
                                                                           -----------

VALUE FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005
(UNAUDITED)

                                                                Shares/
                                                              Face Amount         Value
                                                             -------------    --------------
COMMON STOCKS -- CONTINUED
INDUSTRIALS -- 21.3%
Airlines
   Southwest Airlines Co.                                          740,000    $   10,989,000
Commercial Services & Supplies
   Avery Dennison Corp.                                            162,600         8,518,614
   R.R. Donnelley & Sons Co.                                       121,700         4,511,419
Industrial Conglomerates
   Honeywell International Inc.                                    145,000         5,437,500
   Parker Hannifin Corp.                                           210,975        13,567,802
   Tyco International Ltd.                                         363,380        10,120,133
Machinery
   Flowserve Corp. (a)                                             390,000        14,176,500
Distributers
   Applied Industrial Technologies, Inc.                            87,000         3,121,560
   Genuine Parts Co.                                               400,400        17,177,160
   Hughes Supply, Inc.                                             266,000         8,671,600
                                                                              --------------
      Total Industrials                                                           96,291,288
                                                                              --------------

INFORMATION TECHNOLOGY -- 2.5%
Computers & Peripherals
   Hewlett-Packard Co.                                             254,000         7,416,800
Office Electronics
   IKON Office Solutions, Inc.                                     383,570         3,828,029
                                                                              --------------
      Total Information Technology                                                11,244,829
                                                                              --------------

MATERIALS -- 3.5%
Containers & Packaging
   Bemis Co., Inc.                                                 433,600        10,709,920
   Pactiv Corp. (a)                                                301,200         5,277,024
                                                                              --------------
      Total Materials                                                             15,986,944
                                                                              --------------

UTILITIES -- 5.6%
Gas Utilities
   El Paso Corp.                                                   701,664         9,753,130
Multi-Utilities
   Questar Corp.                                                   175,500        15,465,060
                                                                              --------------
      Total Utilities                                                             25,218,190
                                                                              --------------
      Total Common Stocks (Cost $232,306,783)                                    419,468,764
                                                                              --------------

COMMERCIAL PAPER (7.2% of portfolio)
American General Finance Corp., 3.78%, due 10/05/05          $  12,000,000        11,994,960
HSBC Finance Corp., 3.85%, due 10/03/05                         20,604,000        20,599,593
                                                                              --------------
      Total Commercial Paper (Cost $32,594,553)                                   32,594,553
                                                                              --------------

VALUE FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005
(UNAUDITED)

                                                                  Shares        Value
                                                                  ------     ------------
MONEY MARKET ACCOUNTS (less than 0.1% of portfolio)
SSgA Money Market Fund, 3.35% (b)                                  7,211     $      7,211
SSgA Prime Money Market Fund, 3.56% (b)                                1                1
                                                                             ------------
   Total Money Market Accounts (Cost $7,212)                                        7,212
                                                                             ------------

TOTAL INVESTMENTS IN SECURITIES (COST $264,908,548) -- 100%                  $452,070,529
                                                                             ============

----------------
(a)   Non-income producing.

(b)   7-day yield at September 30, 2005.

ADR -- American Depository Receipt

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

SMALL-COMPANY STOCK FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005
(UNAUDITED)

                                                                Shares            Value
                                                             -------------    --------------
COMMON STOCKS (86.3% of portfolio)
CONSUMER DISCRETIONARY -- 16.0%
Auto Components
   Cooper Tire & Rubber Co.                                     55,000        $      839,850
Restaurants
   CBRL Group, Inc.                                             34,100             1,147,806
   O'Charley's Inc. (a)                                         89,300             1,277,883
Household Durables
   La-Z-Boy Inc.                                               109,000             1,437,710
Specialty Retail
   Claire's Stores, Inc.                                        67,000             1,616,710
   Hancock Fabrics, Inc.                                       134,000               901,820
                                                                              --------------
      Total Consumer Discretionary                                                 7,221,779
                                                                              --------------

CONSUMER STAPLES -- 3.9%
Food Products
   J.M. Smucker Co.                                             15,868               770,233
   Reddy Ice Holdings, Inc.                                      3,000                61,530
Personal Products
   Alberto-Culver Co. (Class A)                                 21,000               939,750
                                                                              --------------
      Total Consumer Staples                                                       1,771,513
                                                                              --------------

ENERGY - 8.9%
Energy Equipment & Services
   Helmerich & Payne, Inc.                                      37,500             2,264,625
Oil & Gas
   Cimarex Energy Co. (a)                                       39,400             1,786,002
                                                                              --------------
      Total Energy                                                                 4,050,627
                                                                              --------------

FINANCIALS -- 12.6%
Commercial Banks
   Astoria Financial Corp.                                      30,000               792,600
   Citizens Banking Corp.                                       14,200               403,280
   City Bank (Lynnwood WA)                                      19,707               674,571
   James Monroe Bancorp, Inc. (a)                               10,500               238,140
   National Bankshares, Inc. (Virginia)                         17,700               832,077
   Valley National Bancorp                                      44,387             1,016,462
Diversified Finanial Services
   Asset Acceptance Capital Corp. (a)                           57,500             1,723,275
                                                                              --------------
      Total Financials                                                             5,680,405
                                                                              --------------

HEALTHCARE -- 1.7%
Healthcare Providers & Services
   Triad Hospitals Inc. (a)                                     16,600               751,482
                                                                              --------------
      Total Healthcare                                                               751,482
                                                                              --------------

INDUSTRIALS - 23.8%
Aerospace & Defense
   Triumph Group, Inc. (a)                                      23,900               888,363
Industrial Conglomerates
   Carlisle Companies, Inc.                                     19,000             1,207,830
   CLARCOR Inc.                                                 16,200               465,264
   Standex International Corp.                                  19,500               513,435
Machinery
   Flowserve Corp. (a)                                          58,500             2,126,475
   Manitowoc Co., Inc.                                          31,000             1,557,750
   Regal-Beloit Corp.                                           43,500             1,411,140

SMALL-COMPANY STOCK FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005
(UNAUDITED)

                                                                Shares/
                                                              Face Amount         Value
                                                             -------------    --------------
COMMON STOCKS -- CONTINUED
Distributers
      Applied Industrial Technologies, Inc.                         30,300    $    1,087,164
      Hughes Supply, Inc.                                           46,400         1,512,640
                                                                              --------------
         Total Industrials                                                        10,770,061
                                                                              --------------

INFORMATION TECHNOLOGY -- 10.9%
Communications Equipment
      Belden CDT, Inc.                                              61,250         1,190,087
Computers & Peripherals
      Western Digital Corp. (a)                                    100,000         1,293,000
Electronic Equipment & Instruments
      Vishay Intertechnology, Inc. (a)                             120,000         1,434,000
Office Electronics
      IKON Office Solutions, Inc.                                  103,500         1,032,930
                                                                              --------------
         Total Information Technology                                              4,950,017
                                                                              --------------

MATERIALS s 3.0%
Chemicals
      Westlake Chemical Corp.                                       20,000           541,600
Containers & Packaging
      Pactiv Corp. (a)                                              30,000           525,600
Paper & Forest Products
      Pope & Talbot, Inc.                                           30,000           306,300
                                                                              --------------
         Total Materials                                                           1,373,500
                                                                              --------------

UTILITIES -- 5.5%
Multi-Utilities
      Questar Corp.                                                 28,300         2,493,797
                                                                              --------------
         Total Utilities                                                           2,493,797
                                                                              --------------
         Total Common Stocks (Cost $26,181,256)                                   39,063,181
                                                                              --------------

COMMERCIAL PAPER (13.7% of portfolio)
American General Finance Corp., 3.77%, 10/12/05              $   2,100,000         2,097,581
Citigroup Funding Corp., 3.72%, 10/05/05                         2,100,000         2,099,132
HSBC Finance Corp., 3.85%, due 10/03/05                          2,019,000         2,018,568
                                                                              --------------
         Total Commercial Paper (Cost $6,215,281)                                  6,215,281
                                                                              --------------

MONEY MARKET ACCOUNTS (less than 0.1% of portfolio)
SSgA Money Market Fund, 3.35% (b)                                    1,336             1,336
SSgA Prime Money Market Fund, 3.56% (b)                                  1                 1
                                                                              --------------
         Total Money Market Accounts (Cost $1,337)                                     1,337
                                                                              --------------

TOTAL INVESTMENTS IN SECURITIES (COST $32,397,874) -- 100%                    $   45,279,799
                                                                              ==============

----------------
(a)   Non-income producing.

(b)   7-day yield at September 30, 2005.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

INTERNATIONAL STOCK INDEX FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005
(UNAUDITED)

                                                                  COST            VALUE
                                                             -------------    --------------
Investment in State Street MSCI(R) EAFE(R) Index Portfolio   $  17,849,915    $   11,492,763
                                                             -------------    --------------

Substantially all the assets of the International Stock Index Fund are invested in the State Street MSCI(R) EAFE(R) Portfolio managed by SSgA. As of September 30, 2005, the International Stock Index Fund's ownership interest in the State Street MSCI(R) EAFE(R) Index Portfolio was 99.99%.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

                                                     MARKET
                                                      VALUE
                                         SHARES       (000)
                                       ---------   -----------
COMMON STOCKS -- 98.12%
CONSUMER DISCRETIONARY -- 10.52%
Apollo Group, Inc. (a)                    31,175   $     2,070
AutoNation, Inc. (a)                      38,400           767
AutoZone, Inc. (a)                        11,887           990
Bed Bath & Beyond, Inc. (a)               64,014         2,572
Best Buy Co., Inc.                        86,581         3,769
Big Lots, Inc. (a)                        24,438           269
Black & Decker Corp.                      17,033         1,398
Brunswick Corp.                           20,829           786
Carnival Corp.                            92,319         4,614
Centex Corp.                              27,876         1,800
Circuit City Stores, Inc.                 35,039           601
Clear Channel Communications,
  Inc.                                   116,065         3,817
Coach, Inc. (a)                           82,200         2,578
Comcast Corp. (a)                        469,667        13,799
Cooper Tire & Rubber Co.                  12,537           191
D.R. Horton, Inc.                         58,200         2,108
Dana Corp.                                32,949           310
Darden Restaurants, Inc.                  28,810           875
Delphi Corp.                             121,567           336
Dillard's, Inc. Class A                   15,253           318
Dollar General Corp.                      68,615         1,258
Dow Jones & Co., Inc.                     12,526           478
Eastman Kodak Co.                         60,837         1,480
eBay, Inc. (a)                           237,420         9,782
Family Dollar Stores, Inc.                34,768           691
Federated Department Stores,
  Inc.                                    56,690         3,791
Ford Motor Co.                           396,355         3,908
Fortune Brands, Inc.                      31,566         2,567
Gannett Co., Inc.                         52,338         3,602
Gap, Inc.                                123,930         2,160
General Motors Corp.                     121,973         3,734
Genuine Parts Co.                         36,593         1,570
Goodyear Tire & Rubber Co. (a)            37,942           592
H&R Block, Inc.                           69,420         1,665
Harley-Davidson, Inc.                     58,538         2,836
Harrah's Entertainment, Inc.              39,233         2,558
Hasbro, Inc.                              39,487           776
Hilton Hotels Corp.                       70,043         1,563
Home Depot, Inc.                         458,357        17,482
International Game Technology             72,352         1,953
Interpublic Group of Cos.,
  Inc. (a)                                88,477         1,030
JC Penney & Co., Inc.                     53,388         2,532
Johnson Controls, Inc.                    41,696         2,587
Jones Apparel Group, Inc.                 25,079           715
KB HOME                                   16,562         1,212
Knight-Ridder, Inc.                       14,691           862
Kohl's Corp. (a)                          73,710         3,699
Leggett & Platt, Inc.                     39,654           801
Limited Brands                            74,469         1,521
Liz Claiborne, Inc.                       22,941           902
Lowe's Cos., Inc.                        166,723        10,737
Marriot International, Inc.
  Class A                                 36,639         2,308
Mattel, Inc.                              86,345         1,440
Maytag Corp.                              17,529           320
McDonald's Corp.                         268,653         8,997
McGraw-Hill, Inc.                         80,626         3,873
Meredith Corp.                             8,947           446
New York Times Co. Class A                30,745           915
Newell Rubbermaid, Inc.                   57,721         1,307
News Corp. Class A                       524,000         8,169
NIKE, Inc. Class B                        40,813         3,334
Nordstrom, Inc.                           47,176         1,619
Office Depot, Inc. (a)                    66,770         1,983
OfficeMax, Inc.                           14,319           453
Omnicom Group, Inc.                       39,317         3,288
Pulte Homes, Inc.                         45,772         1,965
Radioshack Corp.                          28,653           711
Reebok International, Ltd.                11,271           638
Sears Holdings Corp. (a)                  22,152         2,756
Sherwin-Williams Co.                      24,270         1,070
Snap-On, Inc.                             12,548           453
Stanley Works                             15,532           725
Staples, Inc.                            158,625         3,382
Starbucks Corp. (a)                       82,126         4,115
Starwood Hotels & Resorts
  Worldwide, Inc. Class B                 47,112         2,693
Target Corp.                             189,257         9,828
Tiffany & Co.                             30,068         1,196
Time Warner, Inc.                      1,005,247        18,205
TJX Cos., Inc.                            99,413         2,036
Tribune Co.                               56,555         1,917
Univision Communications, Inc.
  Class A (a)                             49,218         1,306
V.F. Corp.                                19,088         1,107
Viacom, Inc. Class B                     339,497        11,207
Visteon Corp.                             27,553           269
Walt Disney Co.                          429,673        10,368
Wendy's International, Inc.               24,567         1,109
Whirlpool Corp.                           14,166         1,073
Yum! Brands, Inc.                         61,022         2,954
                                                   -----------
                                                       254,547
                                                   -----------
CONSUMER STAPLES -- 9.51%
Alberto Culver Co. Class B                16,058           719
Albertson's, Inc.                         79,913         2,050
Altria Group, Inc.                       444,464        32,762
Anheuser-Busch Cos., Inc.                166,167         7,152
Archer-Daniels-Midland Co.               139,167         3,432
Avon Products, Inc.                      101,748         2,747
Brown-Forman Corp. Class B                17,682         1,053
Campbell Soup Co.                         39,583         1,178
Clorox Co.                                32,410         1,800
Coca-Cola Co.                            444,635        19,204
Coca-Cola Enterprises, Inc.               64,300         1,254
Colgate-Palmolive Co.                    111,835         5,904

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -(CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)

                                                     MARKET
                                                      VALUE
                                         SHARES       (000)
                                       ---------   -----------
CONSUMER STAPLES -- (CONTINUED)
ConAgra Foods, Inc.                      109,746   $     2,716
Constellation Brands, Inc.
  Class A (a)                             42,900         1,115
Costco Wholesale Corp.                   102,451         4,415
CVS Corp.                                173,884         5,044
General Mills, Inc.                       77,864         3,753
Gillette Co.                             192,344        11,194
H.J. Heinz Co.                            73,820         2,697
Hershey Foods Corp.                       39,308         2,213
Kellogg Co.                               54,829         2,529
Kimberly-Clark Corp.                     102,464         6,100
Kroger Co. (a)                           156,322         3,219
McCormick & Co., Inc.                     28,600           933
Molson Coors Brewing Co.,
  Class B                                 12,244           784
Pepsi Bottling Group, Inc.                29,553           844
PepsiCo, Inc.                            357,610        20,280
Procter & Gamble Co.                     548,822        32,633
Reynolds American, Inc.                   18,240         1,514
Safeway, Inc.                             95,193         2,437
Sara Lee Corp.                           169,417         3,211
SuperValu, Inc.                           29,060           904
Sysco Corp.                              136,481         4,281
Tyson Foods, Inc., Class A                53,800           971
UST Corp.                                 34,647         1,450
Wal-Mart Stores, Inc.                    534,828        23,436
Walgreen Co.                             218,710         9,503
Wrigley Wm., Jr. Co.                      38,316         2,754
                                                   -----------
                                                       230,185
                                                   -----------
ENERGY -- 10.06%
Amerada Hess Corp.                        17,002         2,338
Anadarko Petroleum Corp.                  50,554         4,841
Apache Corp.                              70,330         5,290
Baker Hughes, Inc.                        72,880         4,349
BJ Services Co.                           69,810         2,512
Burlington Resources, Inc.                81,256         6,608
ChevronTexaco Corp.                      482,288        31,218
ConocoPhillips                           298,082        20,839
Devon Energy Corp.                        97,022         6,660
El Paso Corp.                            140,994         1,960
EOG Resources, Inc.                       51,768         3,877
ExxonMobil Corp.                       1,350,202        85,792
Halliburton Co.                          108,686         7,447
Kerr-McGee Corp.                          24,721         2,401
Kinder Morgan, Inc.                       20,338         1,956
Marathon Oil Corp.                        78,257         5,394
Murphy Oil Corp.                          34,900         1,740
Nabors Industries, Ltd. (a)               33,715         2,422
National Oilwell Varco, Inc. (a)          37,500         2,467
Noble Corp.                               29,623         2,028
Occidental Petroleum Corp.                85,523         7,306
Rowan Cos., Inc.                          23,239           825
Schlumberger, Ltd.                       125,807        10,616
Sunoco, Inc.                              28,856         2,257
Transocean, Inc. (a)                      70,295         4,310
Valero Energy Corp.                       65,400         7,394
Weatherford International,
  Ltd. (a)                                30,000         2,060
Williams Cos., Inc.                      123,637         3,097
XTO Energy, Inc.                          78,000         3,535
                                                   -----------
                                                       243,539
                                                   -----------
FINANCIALS -- 19.69%
ACE, Ltd.                                 62,355         2,935
AFLAC, Inc.                              107,316         4,861
Allstate Corp.                           140,607         7,774
Ambac Financial Group, Inc.               23,047         1,661
American Express Co.                     266,473        15,306
American International Group, Inc.       555,683        34,430
AmSouth Bancorp                           74,619         1,885
AON Corp.                                 69,023         2,214
Apartment Investment &
  Management Co. Class A                  20,500           795
Archstone-Smith Trust                     45,300         1,806
Bank of America Corp.                    860,400        36,223
Bank of New York Co., Inc.               166,479         4,896
BB&T Corp.                               117,118         4,573
Bear Stearns Cos., Inc.                   24,099         2,645
Capital One Financial Corp.               61,715         4,908
Charles Schwab Corp.                     222,293         3,208
Chubb Corp.                               42,439         3,800
Cincinnati Financial Corp.                37,405         1,567
CIT Group, Inc.                           43,200         1,952
Citigroup, Inc.                        1,107,171        50,398
Comerica, Inc.                            35,532         2,093
Compass Bancshares, Inc.                  26,100         1,196
Countrywide Financial Corp.              127,186         4,195
E*Trade Financial Corp. (a)               80,900         1,424
Equity Office Properties Trust            87,841         2,873
Equity Residential                        62,207         2,354
Fannie Mae                               207,029         9,279
Federal Home Loan Mortgage
  Corp.                                  147,846         8,347
Federated Investors, Inc.
  Class B                                 18,100           601
Fifth Third Bancorp                      119,000         4,371
First Horizon National Corp.              26,117           949
Franklin Resources, Inc.                  31,744         2,665
Golden West Financial Corp.               54,622         3,244
Goldman Sachs Group, Inc.                 99,500        12,097
Hartford Financial Services
  Group, Inc.                             64,088         4,946
Huntington Bancshares, Inc.               49,154         1,104
J.P. Morgan Chase & Co.                  752,219        25,523
Janus Capital Group, Inc.                 48,419           700
Jefferson-Pilot Corp.                     28,460         1,456
KeyCorp                                   88,509         2,854
Lehman Brothers Holdings, Inc.            58,318         6,793
Lincoln National Corp.                    36,431         1,895

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -(CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)

                                                      MARKET
                                                      VALUE
                                         SHARES       (000)
                                       ---------   -----------
FINANCIALS -- (CONTINUED)
Loews Corp.                               29,014   $     2,681
M & T Bank Corp.                          17,200         1,818
Marsh & McLennan Cos., Inc.              115,536         3,511
Marshall & Ilsley Corp.                   44,892         1,953
MBIA, Inc.                                28,458         1,725
MBNA Corp.                               270,602         6,668
Mellon Financial Corp.                    89,423         2,859
Merrill Lynch & Co., Inc.                198,327        12,167
MetLife, Inc.                            161,807         8,063
MGIC Investment Corp.                     20,162         1,294
Moody's Corp.                             53,930         2,755
Morgan Stanley                           232,343        12,533
National City Corp.                      121,191         4,053
North Fork Bancorp, Inc.                 103,435         2,638
Northern Trust Corp.                      39,540         1,999
Plum Creek Timber Co., Inc.               38,580         1,463
PNC Financial Services Group, Inc.        62,147         3,606
Principal Financial Group, Inc.           59,650         2,826
Progressive Corp.                         42,447         4,447
ProLogis                                  52,800         2,340
Providian Financial Corp. (a)             62,173         1,099
Prudential Financial, Inc.               109,900         7,425
Public Storage, Inc.                      17,700         1,186
Regions Financial Corp.                   97,709         3,041
SAFECO Corp.                              26,764         1,429
Simon Property Group, Inc.                39,163         2,903
SLM Corp.                                 89,942         4,824
Sovereign Bancorp, Inc.                   76,800         1,693
St. Paul Travelers Cos., Inc.            144,525         6,485
State Street Corp. (b)                    71,425         3,494
SunTrust Banks, Inc.                      77,572         5,387
Synovus Financial Corp.                   67,704         1,877
T. Rowe Price Group, Inc.                 27,790         1,815
Torchmark Corp.                           22,276         1,177
U.S. Bancorp                             390,961        10,978
UnumProvident Corp.                       62,935         1,290
Vornado Realty Trust                      25,200         2,183
Wachovia Corp.                           337,786        16,075
Washington Mutual, Inc.                  188,113         7,378
Wells Fargo Co.                          361,511        21,174
XL Capital, Ltd. Class A                  30,432         2,070
Zions Bancorp                             19,619         1,397
                                                   -----------
                                                       476,575
                                                   -----------
HEALTH CARE -- 12.96%
Abbott Laboratories                      332,867        14,114
Aetna, Inc.                               62,464         5,381
Allergan, Inc.                            28,291         2,592
AmerisourceBergen Corp.                   22,116         1,710
Amgen, Inc. (a)                          264,175        21,047
Applera Corp. - Applied
  Biosystems Group                        42,467           987
Bausch & Lomb, Inc.                       11,325           914
Baxter International, Inc.               133,126         5,308
Becton, Dickinson & Co.                   53,429         2,801
Biogen Idec, Inc. (a)                     72,473         2,861
Biomet, Inc.                              53,041         1,841
Boston Scientific Corp. (a)              126,296         2,952
Bristol-Myers Squibb Co.                 418,317        10,065
C.R. Bard, Inc.                           22,094         1,459
Cardinal Health, Inc.                     91,866         5,828
Caremark Rx, Inc. (a)                     96,908         4,839
Chiron Corp. (a)                          23,344         1,018
CIGNA Corp.                               27,589         3,252
Coventry Health Care, Inc. (a)            23,000         1,978
Eli Lilly & Co.                          242,497        12,978
Express Scripts, Inc. (a)                 32,300         2,009
Fisher Scientific
  International, Inc. (a)                 26,500         1,644
Forest Laboratories, Inc. (a)             73,406         2,861
Genzyme Corp. (a)                         54,905         3,933
Gilead Sciences, Inc. (a)                 97,500         4,754
Guidant Corp.                             70,564         4,861
HCA, Inc.                                 96,659         4,632
Health Management Associates,
  Inc. Class A                            52,698         1,237
Hospira, Inc. (a)                         34,836         1,427
Humana, Inc. (a)                          34,425         1,648
IMS Health, Inc.                          48,381         1,218
Johnson & Johnson                        637,046        40,312
King Pharmaceuticals, Inc. (a)            52,332           805
Laboratory Corp. of America
  Holdings (a)                            29,500         1,437
Manor Care, Inc.                          16,651           640
McKesson Corp.                            65,931         3,128
Medco Health Solutions, Inc. (a)          65,072         3,568
MedImmune, Inc. (a)                       51,965         1,749
Medtronic, Inc.                          259,302        13,904
Merck & Co., Inc.                        469,603        12,778
Millipore Corp. (a)                       10,728           675
Mylan Laboratories Inc.                   46,100           888
Pfizer, Inc.                           1,578,374        39,412
Quest Diagnostics Inc.                    35,500         1,794
Schering-Plough Corp.                    315,824         6,648
St. Jude Medical, Inc. (a)                77,994         3,650
Stryker Corp.                             62,108         3,070
Tenet Healthcare Corp. (a)                99,009         1,112
Thermo Electron Corp. (a)                 33,929         1,048
UnitedHealth Group, Inc.                 270,468        15,200
Watson Pharmaceuticals, Inc. (a)          22,003           805
Wellpoint, Inc. (a)                      131,278         9,953
Wyeth                                    286,831        13,272
Zimmer Holdings, Inc. (a)                 53,320         3,673
                                                   -----------
                                                       313,670
                                                   -----------
INDUSTRIALS -- 10.87%
3M Co.                                   163,684        12,008

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -(CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)

                                                     MARKET
                                                      VALUE
                                         SHARES       (000)
                                       ---------   -----------
INDUSTRIALS -- (CONTINUED)
Allied Waste Industries, Inc.(a)          46,467   $       393
American Power Conversion Corp.           36,667           950
American Standard Cos., Inc.              39,221         1,826
Avery Dennison Corp.                      23,670         1,240
Boeing Co.                               175,545        11,928
Burlington Northern Santa Fe Corp.        80,450         4,811
Caterpillar, Inc.                        145,470         8,546
Cendant Corp.                            225,422         4,653
Cintas Corp.                              29,382         1,206
Cooper Industries, Ltd.                   19,521         1,350
CSX Corp.                                 45,824         2,130
Cummins, Inc.                              9,973           877
Danaher Corp.                             50,826         2,736
Deere & Co.                               51,941         3,179
Dover Corp.                               42,713         1,742
Eaton Corp.                               31,778         2,019
Emerson Electric Co.                      88,435         6,350
Equifax, Inc.                             27,769           970
FedEx Corp.                               64,746         5,641
Fluor Corp.                               18,106         1,166
General Dynamics Corp.                    43,006         5,141
General Electric Co. (c)               2,270,123        76,435
Goodrich Co.                              25,755         1,142
Honeywell International, Inc.            182,942         6,860
Illinois Tool Works, Inc.                 44,664         3,677
Ingersoll-Rand Co. Class A                72,900         2,787
ITT Industries, Inc.                      19,602         2,227
L-3 Communications Holdings, Inc.         25,700         2,032
Lockheed Martin Corp.                     77,871         4,753
Masco Corp.                               91,274         2,800
Monster Worldwide, Inc. (a)               25,792           792
Navistar International Corp. (a)          13,180           427
Norfolk Southern Corp.                    87,361         3,543
Northrop Grumman Corp.                    76,978         4,184
PACCAR, Inc.                              36,570         2,483
Pall Corp.                                26,774           736
Parker-Hannifin Corp.                     25,223         1,622
Pitney Bowes, Inc.                        48,439         2,022
R.R. Donnelley & Sons Co.                 46,660         1,730
Raytheon Co.                              97,414         3,704
Robert Half International, Inc.           36,214         1,289
Rockwell Automation, Inc.                 38,820         2,054
Rockwell Collins, Inc.                    37,619         1,818
Ryder Systems, Inc.                       13,980           478
Southwest Airlines Co.                   147,740         2,194
Textron, Inc.                             28,375         2,035
Tyco International, Ltd.                 432,848        12,055
Union Pacific Corp.                       56,840         4,075
United Parcel Service, Inc.
  Class B                                237,100        16,391
United Technologies Corp.                219,214        11,364
W.W. Grainger, Inc.                       16,109         1,014
Waste Management, Inc.                   119,679         3,424
                                                   -----------
                                                       263,009
                                                   -----------
INFORMATION TECHNOLOGY -- 15.06%
ADC Telecommunications, Inc. (a)          25,018           572
Adobe Systems, Inc.                      106,242         3,171
Advanced Micro Devices, Inc. (a)          86,384         2,177
Affiliated Computer Services,
  Inc. (a)                                26,500         1,447
Agilent Technologies, Inc. (a)           105,727         3,463
Altera Corp. (a)                          79,078         1,511
Analog Devices, Inc.                      79,661         2,959
Andrew Corp. (a)                          34,827           388
Apple Computer, Inc. (a)                 177,492         9,515
Applied Materials, Inc.                  346,761         5,881
Applied Micro Circuits Corp. (a)          68,042           204
Autodesk, Inc.                            49,530         2,300
Automatic Data Processing, Inc.          124,938         5,377
Avaya, Inc. (a)                           90,415           931
BMC Software, Inc. (a)                    46,836           988
Broadcom Corp. (a)                        60,246         2,826
CIENA Corp. (a)                          126,088           333
Cisco Systems, Inc. (a)                1,368,559        24,538
Citrix Systems, Inc. (a)                  35,753           899
Computer Associates
  International, Inc.                     99,144         2,757
Computer Sciences Corp. (a)               40,182         1,901
Compuware Corp. (a)                       84,057           799
Comverse Technology, Inc. (a)             42,838         1,125
Convergys Corp. (a)                       30,805           443
Corning, Inc. (a)                        314,885         6,087
Dell, Inc. (a)                           513,391        17,558
Electronic Arts, Inc. (a)                 64,600         3,675
Electronic Data Systems Corp.            112,286         2,520
EMC Corp. (a)                            515,641         6,672
First Data Corp.                         166,004         6,640
Fiserv, Inc. (a)                          40,247         1,846
Freescale Semiconductor, Inc. (a)         87,908         2,073
Gateway, Inc. (a)                         65,065           176
Hewlett-Packard Co.                      613,519        17,915
Intel Corp.                            1,304,803        32,163
International Business
  Machines Corp.                         341,718        27,413
Intuit, Inc. (a)                          38,951         1,745
Jabil Circuit, Inc. (a)                   36,613         1,132
JDS Uniphase Corp. (a)                   352,519           783
KLA-Tencor Corp.                          42,864         2,090
Lexmark International Group,
  Inc. Class A (a)                        25,102         1,533
Linear Technology Corp.                   66,375         2,495
LSI Logic Corp. (a)                       81,935           807

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -(CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)

                                                     MARKET
                                                      VALUE
                                         SHARES       (000)
                                       ---------   -----------
INFORMATION TECHNOLOGY -- (CONTINUED)
Lucent Technologies, Inc. (a)            960,472   $     3,122
Maxim Integrated Products, Inc.           70,856         3,022
Mercury Interactive Corp. (a)             18,248           723
Micron Technology, Inc. (a)              129,932         1,728
Microsoft Corp. (c)                    1,972,904        50,763
Molex, Inc.                               30,910           825
Motorola, Inc.                           528,098        11,666
National Semiconductor Corp.              73,518         1,934
NCR Corp. (a)                             39,184         1,250
Network Appliance, Inc. (a)               77,867         1,849
Novell, Inc. (a)                          82,542           615
Novellus Systems, Inc. (a)                28,769           722
NVIDIA Corp. (a)                          35,951         1,232
Oracle Corp. (a)                         806,638         9,994
Parametric Technology Corp. (a)           58,241           406
Paychex, Inc.                             71,027         2,634
PerkinElmer, Inc.                         27,257           555
PMC-Sierra, Inc. (a)                      38,624           340
QLogic Corp. (a)                          19,245           658
QUALCOMM, Inc.                           349,178        15,626
Sabre Holdings Corp. Class A              28,424           576
Sanmina-SCI Corp. (a)                    112,858           484
Scientific-Atlanta, Inc.                  32,168         1,207
Siebel Systems, Inc.                     110,658         1,143
Solectron Corp. (a)                      204,614           800
Sun Microsystems, Inc. (a)               737,088         2,889
Symantec Corp. (a)                       256,234         5,806
Symbol Technologies, Inc.                 52,185           505
Tektronix, Inc.                           18,629           470
Tellabs, Inc. (a)                         95,775         1,008
Teradyne, Inc. (a)                        41,392           683
Texas Instruments, Inc.                  347,603        11,784
Unisys Corp. (a)                          72,779           483
Waters Corp. (a)                          25,057         1,042
Xerox Corp. (a)                          207,342         2,830
Xilinx, Inc.                              74,104         2,064
Yahoo!, Inc. (a)                         268,180         9,075
                                                   -----------
                                                       364,341
                                                   -----------
MATERIALS -- 2.83%
Air Products & Chemicals, Inc.            47,289         2,608
Alcoa, Inc.                              186,646         4,558
Allegheny Technologies, Inc.              18,029           559
Ashland, Inc.                             15,880           877
Ball Corp.                                23,170           851
Bemis Co., Inc.                           23,128           571
Dow Chemical Co.                         206,299         8,596
E.I. Du Pont de Nemours & Co.            212,739         8,333
Eastman Chemical Co.                      16,862           792
Ecolab, Inc.                              39,426         1,259
Engelhard Corp.                           25,130           701
Freeport-McMoRan Copper &
  Gold, Inc. Class B                      38,014         1,847
Georgia-Pacific Group                     56,440         1,922
Hercules, Inc. (a)                        24,698           302
International Flavors &
  Fragrances, Inc.                        17,504           624
International Paper Co.                  105,956         3,158
Louisiana-Pacific Corp.                   23,859           661
MeadWestvaco Corp.                        39,188         1,082
Monsanto Co.                              57,946         3,636
Newmont Mining Corp.                      96,142         4,535
Nucor Corp.                               33,904         2,000
Pactiv Corp. (a)                          32,164           564
Phelps Dodge Corp.                        21,005         2,729
PPG Industries, Inc.                      36,090         2,136
Praxair, Inc.                             69,820         3,346
Rohm & Haas Co.                           31,096         1,279
Sealed Air Corp. (a)                      18,036           856
Sigma-Aldrich Corp.                       14,493           928
Temple-Inland, Inc.                       23,828           973
United States Steel Corp.                 24,002         1,017
Vulcan Materials Co.                      22,296         1,655
Weyerhaeuser Co.                          52,824         3,632
                                                   -----------
                                                        68,587
                                                   -----------
TELECOMMUNICATION SERVICES -- 3.04%
ALLTEL Corp.                              81,698         5,319
AT&T Corp.                               173,147         3,428
BellSouth Corp.                          391,928        10,308
CenturyTel, Inc.                          27,408           959
Citizens Communications Co.               72,677           985
Qwest Communications
  International, Inc. (a)                325,122         1,333
SBC Communications, Inc.                 707,504        16,959
Sprint Corp. (Fon Group)                 628,100        14,936
Verizon Communications, Inc.             592,198        19,359
                                                   -----------
                                                        73,586
                                                   -----------
UTILITIES -- 3.58%
AES Corp. (a)                            137,914         2,266
Allegheny Energy, Inc. (a)                33,899         1,041
Ameren Corp.                              44,142         2,361
American Electric Power Co.,
  Inc.                                    84,054         3,337
Calpine Corp. (a)                        115,752           300
CenterPoint Energy, Inc.                  67,993         1,011
Cinergy Corp.                             43,158         1,917
CMS Energy Corp. (a)                      46,605           767
Consolidated Edison, Inc.                 52,822         2,564
Constellation Energy Group,
  Inc.                                    38,503         2,372
Dominion Resources, Inc.                  72,887         6,278
DTE Energy Co.                            38,046         1,745
Duke Energy Corp.                        198,177         5,781
Dynegy, Inc. Class A (a)                  61,330           289
Edison International                      70,362         3,327
Entergy Corp.                             44,643         3,318

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -(CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)

                                                     MARKET
                                                      VALUE
                                         SHARES       (000)
                                       ---------   -----------
UTILITIES -- (CONTINUED)
Exelon Corp.                             143,378   $     7,662
FirstEnergy Corp.                         71,212         3,711
FPL Group, Inc.                           84,278         4,012
KeySpan Corp.                             38,006         1,397
Nicor, Inc.                                9,313           391
NiSource, Inc.                            59,367         1,440
Peoples Energy Corp.                       8,131           320
PG&E Corp.                                79,823         3,133
Pinnacle West Capital Corp.               20,581           907
PPL Corp.                                 80,536         2,604
Progress Energy, Inc.                     54,408         2,435
Public Service Enterprise
  Group, Inc.                             51,622         3,322
Sempra Energy                             54,789         2,578
Southern Co.                             159,758         5,713
TECO Energy, Inc.                         43,276           780
TXU Corp.                                 51,348         5,796
Xcel Energy, Inc.                         87,497         1,716
                                                   -----------
                                                        86,591
                                                   -----------
TOTAL COMMON STOCKS
(Cost $1,732,381,780)                                2,374,630
                                                   -----------

                                                                             PAR       MARKET
                                                                           AMOUNT      VALUE
                                                                            (000)      (000)
                                                                           -------     ------
U.S. GOVERNMENT SECURITIES -- 0.18%
United States Treasury Bill
3.37% due 12/08/05 (c) (d)                                                 $ 4,299      4,272
                                                                                       ------
TOTAL U.S. GOVERNMENT SECURITIES
(Cost $4,272,439)                                                                       4,272
                                                                                       ------

                                                                    MARKET
                                                       SHARES        VALUE
                                                       (000)         (000)
                                                      -------     ----------
MONEY MARKET FUNDS -- 1.55%
AIM Short Term Investment
  Prime Portfolio                                      36,899     $   36,899
Federated Money Market
  Obligations Trust                                       497            497
                                                                  ----------
TOTAL MONEY MARKET FUNDS
(Cost $37,395,993)                                                    37,396
                                                                  ----------
TOTAL INVESTMENTS -- 99.85%
(identified cost $1,774,050,212) (e) (f)                           2,416,298

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.15%                         3,741
                                                                  ----------

NET ASSETS -- 100.00%                                             $2,420,039
                                                                  ----------

(a) Non-income producing security.

(b) Affiliated issuer. See table that follows for more information.

(c) Security held as collateral in relation to initial margin requirements on futures contracts.

(d) Rate represents annualized yield at date of purchase.

(e) Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2005 was $762,919,013 and $120,671,023, respectively, resulting in net unrealized appreciation of investments of $642,247,990.

(f) Security valuation: The Portfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -(CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)

                                         Number         Unrealized
                                          of           Depreciation
                                       Contracts          (000)
-------------------------------------------------------------------
SCHEDULE OF FUTURES
 CONTRACTS
S&P 500 Financial Futures
Contracts (long) Expiration
Date 12/2005                              453          $       (156)
                                                       ------------

Total unrealized depreciation
on open futures contracts
purchased                                              $       (156)
                                                       ============

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

AFFILIATE ISSUER TABLE

                                 Number of                                          Number of
                                   Shares     Shares Purchased      Shares Sold      Shares                              Realized
                                    held        For the Nine       For the Nine       held         Income Earned          Gain
           Security                  at            Months             Months           at       For the Nine Months     on shares
          Description             12/31/04     Ended 09/30/05     Ended 09/30/05    09/30/05       Ended 09/30/05         sold
-----------------------          ----------   -----------------   ---------------   ---------   -------------------   --------------
State Street Corp.                   79,225               6,600            14,400      71,425   $            39,807   $       86,566

State Street Navigator
Securities
Lending Prime Portfolio          98,441,667         953,981,360     1,052,423,027           -   $            93,444                -

For information on the Portfolio's other significant accounting policies, please refer to the Portfolio's most recent semiannual financial statements.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

                                                MARKET
                                   SHARES        VALUE
                                  ---------   -----------
COMMON STOCKS -- 99.31%
Australia -- 5.47%
Alinta Ltd.                             263   $     2,375
Alumina, Ltd.                         1,415         6,593
Amcor, Ltd.                           1,088         5,567
AMP, Ltd.                             2,143        12,159
Ansell, Ltd.                            302         2,598
APN News & Media Ltd.                   381         1,453
Aristocrat Leisure, Ltd.                324         2,928
Australia & New Zealand
  Banking Group, Ltd.                 2,149        39,332
Australia Gas Light Co., Ltd.           552         6,239
Australian Stock Exchange, Ltd.         107         2,213
AXA Asia Pacific Holdings, Ltd.         909         3,369
Babcock & Brown Ltd.                    188         3,039
BHP Billiton, Ltd.                    4,215        71,520
Billabong International Ltd.            172         1,712
BlueScope Steel, Ltd.                   870         6,343
Boral, Ltd.                             623         3,834
Brambles Industries, Ltd.             1,167         7,885
Caltex Australia Ltd.                   168         2,629
Centro Properties Group                 814         3,725
Centro Retail Group                   1,206         1,421
CFS Gandel Retail Trust                 237           319
CFS Gandel Retail Trust Unit          1,576         2,169
Challenger Financial
  Services Group Ltd.                   535         1,636
Coca-Cola Amatil, Ltd.                  543         3,276
Cochlear, Ltd.                           57         1,704
Coles Myer, Ltd.                      1,228         9,608
Commonwealth Bank of
  Australia                           1,527        44,728
Commonwealth Property Office
  Fund                                1,394         1,345
Computershare, Ltd.                     403         2,028
CSL, Ltd.                               229         6,706
CSR, Ltd. (a)                           957         2,262
DB RREEF Trust                        3,063         3,200
DCA Group Ltd.                          523         1,564
Downer EDI Ltd.                         359         1,654
Foster's Group, Ltd.                  2,234         9,932
Futuris Corp., Ltd.                     997         1,604
General Property Trust                2,204         6,555
Harvey Norman Holdings, Ltd.          1,028         2,195
Iluka Resources, Ltd.                   243         1,625
ING Industrial Fund                   1,521         2,737
Insurance Australia Group, Ltd.       1,747         7,274
Investa Property Group                1,713         2,730
John Fairfax Holdings, Ltd.             962         3,338
Leighton Holdings, Ltd.                 142         1,543
Lend Lease Corp., Ltd.                  382         4,078
Lion Nathan, Ltd.                       307         1,964
Macquarie Airports                      656         1,641
Macquarie Bank, Ltd.                    265        15,227
Macquarie Communications
  Infrastructure Group                  373         1,687
Macquarie Goodman Group               1,300         4,204
Macquarie Infrastructure Group        2,622         8,018
Mayne Group, Ltd.                       680         2,790
Mirvac Group                            883         2,720
Multiplex Group                         655         1,524
National Australia Bank, Ltd.         1,807        45,544
Newcrest Mining, Ltd.                   399         6,384
OneSteel, Ltd.                        1,187         3,449
Orica, Ltd.                             287         4,596
Origin Energy, Ltd.                     969         5,403
Pacific Brands Ltd.                   1,049         2,280
PaperlinX, Ltd.                         869         2,094
Patrick Corp., Ltd.                     678         3,562
Perpetual Trustees
  Australia, Ltd.                        41         2,118
Publishing & Broadcasting, Ltd.         138         1,734
Qantas Airways, Ltd.                  1,151         2,957
QBE Insurance Group, Ltd.               881        12,550
Rinker Group, Ltd.                    1,101        13,921
Rio Tinto, Ltd.                         335        15,109
Santos, Ltd.                            723         6,897
SFE Corp. Ltd.                          176         1,683
Sonic Healthcare, Ltd.                  256         3,026
Stockland                             1,566         7,357
Stockland Trust Group                   204           952
Suncorp-Metway, Ltd.                    609         9,154
TABCORP Holdings, Ltd.                  629         8,274
Telstra Corp., Ltd.                   2,366         7,344
Toll Holdings, Ltd.                     257         2,724
Transurban Group                        824         4,524
UNiTAB Ltd.                             156         1,558
Wesfarmers, Ltd.                        444        13,595
Westfield Group                       1,653        21,178
Westfield Group                          48           611
Westpac Banking Corp.                 2,123        34,161
Woodside Petroleum, Ltd.                547        15,017
Woolworths, Ltd.                      1,260        15,979
                                              -----------
                                                  628,254
                                              -----------
AUSTRIA -- 0.43%
Andritz AG                               19         1,895
Bank Austria Creditanstalt AG            20         2,235
Bohler-Uddeholm AG                       22         3,701
Erste Bank der
  Oesterreichischen
  Sparkassen AG                         100         5,348
Flughafen Wien AG                        22         1,481
Immofinanz Immobilien
  Anlagen AG (a)                        376         3,642
Mayr-Melnhof Karton AG                    9         1,309
Meinl European Land, Ltd. (a)           186         3,291
OMV AG                                  131         7,779
RHI AG                                   48         1,429
Telekom Austria AG                      267         5,311

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)

                                                      MARKET
                                         SHARES       VALUE
                                        ---------   -----------
AUSTRIA -- (CONTINUED)
Verbund Oesterreichische
  Elektrizitaetswirtschafts AG                 16   $     5,615
Voestalpine AG                                 42         3,694
Wienerberger AG                                71         2,798
                                                    -----------
                                                         49,528
                                                    -----------
BELGIUM -- 1.28%
Agfa Gevaert NV                               205         4,940
Barco NV                                       23         1,775
Bekaert SA                                     36         2,944
Belgacom SA                                   101         3,424
Cofinimmo                                      14         2,207
Colruyt NV                                     34         4,421
Compagnie Maritime Belge SA (CMB)              43         1,495
Delhaize Group                                 36         2,130
Dexia                                         640        14,407
Electrabel SA                                  31        15,536
Euronav SA                                     43         1,411
Fortis                                      1,306        37,875
Groupe Bruxelles Lambert SA                    81         7,910
InBev NV                                      121         4,786
KBC Banassurance Holding NV                   205        16,606
Mobistar SA                                    60         4,932
Omega Pharma SA                                49         2,767
S.A. D'Ieteren NV                               6         1,431
Solvay SA                                      74         8,605
UCB SA                                         48         2,534
Umicore                                        51         5,562
                                                    -----------
                                                        147,698
                                                    -----------
DENMARK -- 0.77%
A P Moller - Maersk A/S
  Series B                                      1        10,211
Bang & Olufsen A/S Series B                    25         2,154
Carlsberg A/S Series B                        100         5,846
Coloplast A/S Series B                         67         4,079
Danisco A/S                                   105         7,077
Danske Bank A/S                               362        11,077
East Asiatic Co., Ltd. A/S                     25         1,854
FLSmidth & Co. A/S Series B                    50         1,393
GN Store Nord A/S                             481         6,352
H. Lundbeck A/S                               184         4,675
Kobenhavns Lufthavne A/S                       10         2,501
NKT Holding A/S                                50         2,122
Novo Nordisk A/S                              207        10,234
Novozymes A/S Series B                         43         2,216
TDC A/S                                       103         5,540
Topdanmark A/S (a)                             39         3,103
Vestas Wind Systems A/S (a)                   226         5,460
William Demant Holding A/S                     65         3,046
                                                    -----------
                                                         88,940
                                                    -----------
FINLAND -- 1.44%
Amer Group, Ltd.                              100         1,909
Cargotec Corp. -  B Share (a)                  94         2,833
Elisa Corp. Series A                          323         5,582
Fortum Oyj                                    112         2,248
KCI Konecranes Oyj                             16           740
Kesko Oyj                                     100         2,774
Kone Oyj - B Share (a)                         44         2,988
Metso Oyj                                     202         5,125
Neste Oil Oyj (a)                             149         5,521
Nokia Oyj                                   5,202        87,153
Nokian Renkaat Oyj                            250         5,922
Orion-Yhtyma Oyj Series B                     134         2,987
Outokumpu Oyj                                 116         1,547
Pohjola Group PLC Series B                    150         2,407
Rautaruukki Oyj                               100         2,246
Sampo Oyj Series A                            273         4,331
Stora Enso Oyj Series R                       413         5,678
TietoEnator Oyj                                94         3,158
UPM-Kymmene Oyj                               440         8,805
Uponor Oyj                                    100         2,314
Wartsila Oyj Series B                         100         3,185
YIT-Yhtyma Oyj                                150         6,364
                                                    -----------
                                                        165,817
                                                    -----------
FRANCE -- 9.31%
Accor SA                                      232        11,716
Air France-KLM                                236         3,945
Alcatel SA (a)                              1,449        19,296
Alstom RGPT                                   138         6,551
Arcelor                                       604        14,126
Atos Origin SA (a)                             82         5,800
Autoroutes du Sud de la
  France                                       47         2,720
AXA                                         1,642        45,073
BNP Paribas SA                                938        71,304
Bouygues SA                                   234        10,875
Business Objects SA (a)                       154         5,284
Cap Gemini SA (a)                             113         4,398
Carrefour SA                                  651        29,950
Casino Guichard-Perrachon SA                   29         2,056
CNP Assurances                                 47         3,152
Compagnie de Saint-Gobain                     352        20,247
Compagnie Generale des
  Establissements Michelin                    171        10,046
Credit Agricole SA                            690        20,234
Dassault Systemes SA                           72         3,721
Essilor International SA                      116         9,606
France Telecom SA                           1,956        56,138
Groupe Danone (a)                             279        30,061
Hermes International                           21         4,960
Imerys SA                                      43         3,191
Klepierre                                      29         2,910
L'Air Liquide SA                              127        23,353
L'Oreal SA                                    352        27,266
Lafarge SA                                    199        17,507
Lagardere S.C.A.                              141        10,007
LVMH Moet Hennessy Louis
  Vuitton SA                                  284        23,415
Neopost SA                                     40         3,877
PagesJaunes SA                                101         2,756

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)

                                                      MARKET
                                         SHARES        VALUE
                                        ---------   -----------
FRANCE -- (CONTINUED)
Pernod-Ricard SA                               82   $    14,477
Pinault-Printemps-Redoute SA                   73         7,659
PSA Peugoet Citroen                           187        12,698
Publicis Groupe                               130         4,137
Renault SA                                    216        20,457
Sagem SA                                      139         3,000
Sanofi-Aventis                              1,245       102,871
Schneider Electric SA                         263        20,767
SCOR                                        1,883         3,847
Societe BIC SA                                 71         4,200
Societe des Autoroutes du
  Nord et de l'Est de la
  France                                       51         3,184
Societe des Autoroutes
  Paris-Rhin-Rhone                             40         2,690
Societe Generale                              409        46,673
Societe Television Francaise 1                 96         2,546
Sodexho Alliance SA                            78         2,945
Suez SA                                     1,072        30,986
Technip SA                                     82         4,853
Thales SA                                      63         2,925
Thomson                                       269         5,593
Total SA                                      671       183,143
Unibail SA                                     48         6,969
Valeo SA                                       56         2,327
Veolia Environnement                          359        15,149
Vinci SA                                      170        14,639
Vivendi Universal SA                        1,233        40,248
Zodiac SA                                      88         5,193
                                                    -----------
                                                      1,069,717
                                                    -----------
GERMANY -- 6.58%
Adidas-Salomon AG                              51         8,862
Allianz AG                                    422        56,977
Altana AG                                      28         1,568
BASF AG                                       612        45,971
Bayer AG                                      747        27,373
Bayer Hypo-und Vereinsbank AG (a)             644        18,142
Beiersdorf AG Series A                         39         4,476
Celesio AG                                     96         8,405
Commerzbank AG                                516        14,078
Continental AG                                151        12,395
DaimlerChrysler AG                          1,051        55,755
Deutsche Bank AG                              550        51,440
Deutsche Boerse AG                            116        11,083
Deutsche Lufthansa AG                         575         7,622
Deutsche Post AG                              710        16,605
Deutsche Telekom AG                         3,203        58,282
Douglas Holding AG                             81         3,076
E.On AG                                       703        64,576
Epcos AG (a)                                  114         1,489
Fresenius Medical Care AG                      88         8,012
Heidelberger Druckmaschinen AG                119         4,078
Hochtief AG                                   148         6,608
Hypo Real Estate Holding AG                   153         7,734
Infineon Technologies AG (a)                  746         7,334
IVG Immobilien AG                             170         3,494
KarstadtQuelle AG                             141         1,908
Linde AG                                       98         7,220
MAN AG                                        165         8,464
Merck KGAA                                     21         1,767
Metro AG                                      170         8,371
MLP AG                                        135         2,822
Muenchener Rueckversich AG                    209        23,863
Premiere AG (a)                               111         3,118
Puma AG                                         7         1,899
RWE AG                                        440        29,111
SAP AG                                        250        43,207
Schering AG                                   190        12,011
Siemens AG                                    905        69,720
Suedzucker AG                                 161         3,651
ThyssenKrupp AG                               422         8,810
TUI AG                                        264         5,622
Volkswagen AG                                 257        15,814
Wincor Nixdorf AG                              38         3,654
                                                    -----------
                                                        756,467
                                                    -----------
GREECE -- 0.55%
Alpha Bank AE                                 178         5,027
Athens Stock Exchange SA                      160         1,481
Coca-Cola Hellenic Bottling
  Co. SA                                      125         3,630
Cosmote Mobile
  Telecommunications SA                       273         5,381
EFG Eurobank Ergasias                         108         3,331
Emporiki Bank of Greece SA (a)                128         3,738
Folli-Follie SA                                40         1,202
Germanos SA                                   144         2,319
Hellenic Duty Free Shops SA                    60         1,129
Hellenic Petroleum SA                         272         4,204
Hellenic Technodomiki TEV SA                  233         1,226
Hellenic Telecommunications
  Organization SA                             128         2,551
Hyatt Regency SA                               99         1,216
Intracom SA                                   203         1,415
National Bank of Greece SA                    182         7,231
OPAP SA                                       144         4,465
Piraeus Bank SA                               184         3,852
Public Power Corp. (PPC)                      211         4,631
Technical Olympic SA                          200         1,351
Titan Cement Co. SA                            60         1,990
Viohalco, Hellenic Copper
  and Aluminum Industry SA                    276         1,891
                                                    -----------
                                                         63,261
                                                    -----------
HONG KONG -- 1.75%
ASM Pacific Technology, Ltd.                  500         2,420
Bank of East Asia, Ltd.                        62           181
BOC Hong Kong (Holdings), Ltd.              2,500         5,011

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)

                                                             MARKET
                                           SHARES            VALUE
                                           ------           -------
HONG KONG -- (CONTINUED)
Cathay Pacific Airways, Ltd.                2,000           $ 3,558
Cheung Kong (Holdings), Ltd.                2,000            22,585
Cheung Kong Infrastructure
   (Holdings), Ltd.                         1,000             3,339
CLP Holdings, Ltd.                          1,100             6,551
Esprit Holdings, Ltd.                       1,122             8,389
Giordano International, Ltd.                2,000             1,379
Hang Lung Properties, Ltd.                  4,000             6,342
Hang Seng Bank, Ltd.                          600             8,060
Henderson Land Development Co.,
   Ltd.                                     1,000             4,995
Hong Kong & China Gas Co., Ltd.             2,183             4,503
Hong Kong Electric Holdings,
   Ltd.                                     1,000             4,944
Hong Kong Exchanges & Clearing,
   Ltd.                                     2,000             6,858
Hopewell Holdings, Ltd.                     1,000             2,649
Hutchison Telecommunications
   International, Ltd. (a)                  2,877             4,172
Hutchison Whampoa, Ltd.                     2,800            28,984
Hysan Development Co., Ltd.                 1,515             3,798
Johnson Electronic Holdings,
   Ltd.                                     3,000             2,881
Kerry Properties, Ltd.                      1,103             2,830
Kingboard Chemical Holdings,
   Ltd.                                     2,000             4,989
Orient Overseas International,
   Ltd.                                       100               373
PCCW, Ltd.                                  7,133             4,644
SCMP Group, Ltd.                            2,533               939
Shangri-La Asia, Ltd.                       2,345             3,794
Sino Land Co., Ltd.                         2,596             3,146
SmarTone Telecommunications
   Holdings, Ltd.                           1,000             1,031
Sun Hung Kai Properties, Ltd.               2,000            20,690
Swire Pacific, Ltd.                           500             4,605
Techtronic Industries Co., Ltd.             2,180             5,550
Television Broadcast, Ltd.                  1,000             6,001
Texwinca Holdings, Ltd.                     2,000             1,367
Wharf (Holdings), Ltd.                      1,000             3,919
Wing Hang Bank, Ltd.                          500             3,700
Yue Yuen Industrial (Holdings),
   Ltd.                                       821             2,254
                                                            -------
                                                            201,431
                                                            -------

IRELAND -- 0.78%
Allied Irish Banks PLC                        716            15,231
Bank of Ireland                               783            12,375
CRH PLC                                       426            11,545
DCC PLC                                       203             4,074
Depfa Bank PLC                                207             3,321
Eircom Group PLC                            1,396             3,289
Elan Corp. PLC                                825             7,437
Fyffes PLC                                    782             2,387
Grafton Group PLC (a)                         462             4,664
Greencore Group PLC                           382             1,657
IAWS Group PLC                                221             3,267
Independent News & Media PLC                1,405             4,103
Irish Life & Permanent PLC                    147             2,677
Kerry Group PLC                               275             6,429
Kingspan Group PLC                            247             3,176
Ryanair Holdings PLC (a)                      475             3,882
Waterford Wedgewood (a)                     1,583               122
                                                            -------
                                                             89,636
                                                            -------
ITALY -- 3.85%
Alleanza Assicurazioni SpA                    246             3,036
Arnoldo Mondadori Editore SpA                 278             2,785
Assicurazioni Generali SpA                  1,078            33,996
Autogrill SpA                                 270             3,810
Autostrade SpA                                329             8,458
Banca Antonveneta SpA                         160             5,036
Banca Fideuram SpA                            600             3,436
Banca Intesa SpA                              487             2,119
Banca Monte dei Paschi di Siena SpA           566             2,510
Banca Nazionale del Lavoro SpA (a)            722             2,317
Banca Popolare di Milano                      193             1,977
Banche Popolari Unite Scrl                    395             8,018
Banco Popolare di Verona e
   Novara Scrl                                426             8,033
Benetton Group SpA                            216             2,316
Bulgari SpA                                   351             3,949
Capitalia SpA                               1,640             8,968
Edison SpA (a)                              1,971             4,394
Enel SpA                                    4,847            41,768
Ente Nazionale Idrocarburi SpA              3,056            90,756
Fiat SpA (a)                                  246             2,200
FinecoGroup SpA                               371             3,369
Finmeccanica SpA                              182             3,611
Gruppo Editoriale L'Espresso SpA              409             2,314
Intesabci SpA                               3,683            17,163
Italcementi SpA                               206             3,224
Luxottica Group SpA                           287             7,133
Mediaset SpA                                  941            11,134
Mediobanca SpA                                539            10,604
Mediolanum SpA                                600             4,114
Pirelli & Co. SpA                           6,863             7,279
Riunione Adriatica di Sicurta SpA             354             8,058
San Paolo - IMI SpA                         1,252            19,441
Seat Pagine Gialle SpA (a)                  9,613             4,737
Snam Rete Gas SpA                             595             3,468
Telecom Italia Media SpA                    2,548             1,669
Telecom Italia SpA                         12,006            39,032

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)

                                                            MARKET
                                           SHARES           VALUE
                                           -------          -------
ITALY -- (CONTINUED)
Telecom Italia SpA Di Risp                  6,819           $18,972
Terna SpA                                   2,892             7,456
Tiscali SpA (a)                               541             1,876
UniCredito Italiano SpA                     4,989            28,121
                                                            -------
                                                            442,657
                                                            -------
JAPAN -- 23.55%
77 Bank, Ltd.                               1,000             7,347
ACOM Co., Ltd.                                160            11,614
ADERANS Co., Ltd.                             200             5,462
Advantest Corp.                               100             7,752
AEON Co., Ltd.                                800            16,068
Aeon Credit Service Co., Ltd.                 100             7,267
Aiful Corp.                                    50             4,189
Aisin Seiki Co., Ltd.                         400            11,346
Ajinomoto Co., Inc.                         1,000            10,518
Alfresa Holdings Corp.                        100             4,651
All Nippon Airways Co., Ltd.                2,000             6,202
Amada Co., Ltd.                             1,000             7,972
Aoyama Trading Co., Ltd.                      200             5,638
Ariake Japan Co., Ltd.                        100             2,286
Asahi Breweries, Ltd.                         400             5,063
Asahi Glass Co., Ltd.                       1,000            10,492
Asahi Kasei Corp.                           1,000             5,462
Asatsu-DK, Inc.                               100             3,118
Autobacs Seven Co., Ltd.                      100             3,902
Bank of Fukuoka, Ltd.                       1,000             7,206
Bank of Yokohama, Ltd.                      1,000             7,620
Benesse Corp.                                 100             3,761
Bridgestone Corp.                           1,000            21,406
Canon, Inc.                                   800            43,199
Casio Computer Co., Ltd.                      500             7,263
Central Japan Railway Co.                       1             7,787
Chubu Electric Power Co.                      500            12,200
Chugai Pharmaceutical Co., Ltd.               600            11,443
Circle K Sunkus Co., Ltd.                     100             2,392
Citizen Watch Co., Ltd.                       600             4,889
Coca-Cola West Japan Co., Ltd.                200             4,475
Credit Saison Co., Ltd.                       200             8,774
CSK Corp.                                     100             4,405
DAI Nippon Printing Co., Ltd.               1,000            16,121
Daicel Chemical Industries, Ltd.            1,000             6,475
Daido Steel Co., Ltd.                       1,000             6,431
Daiichi Sankyo Co., Ltd.                      631            12,923
Daikin Industries, Ltd.                       200             5,356
Dainippon Ink & Chemicals, Inc.             1,000             3,286
Daito Trust Construction Co., Ltd.            100             4,378
Daiwa House Industry Co., Ltd.              1,000            13,081
Daiwa Securities Group, Inc.                1,000             7,814
Denso Corp.                                   600            17,389
Dentsu, Inc.                                    4            11,346
East Japan Railway Co.                          3            17,125
Ebara Corp.                                 1,000             4,255
Eisai Co., Ltd.                               300            12,817
Electric Power Development Co., Ltd.          100             3,339
Elpida Memory, Inc. (a)                       100             2,925
FamilyMart Co., Ltd.                          200             6,008
FANUC, Ltd.                                   200            16,173
Fast Retailing Co., Ltd.                      100             7,585
Fuji Photo Film Co., Ltd.                     600            19,767
Fuji Soft ABC, Inc.                           100             2,616
Fuji Television Network, Inc.                   2             4,475
Fujikura, Ltd.                              1,000             6,131
Fujitsu, Ltd.                               2,000            13,178
Glory, Ltd.                                   300             5,814
Goodwill Group, Inc.                            2             3,066
Gunma Bank, Ltd.                            1,000             6,413
Gunze, Ltd.                                 1,000             5,030
Hino Motors, Ltd.                           1,000             6,783
Hitachi Cable, Ltd.                         1,000             4,061
Hitachi Capital Corp.                         100             2,101
Hitachi Chemical Co., Ltd.                    200             4,175
Hitachi Construction Machinery
   Co., Ltd.                                  300             5,735
Hitachi Software Engineering
   Co., Ltd.                                  100             1,604
Hitachi, Ltd.                               3,000            19,001
Hokkaido Electric Power Co., Inc.             400             8,510
Hokugin Financial Group, Inc.               1,000             3,770
Honda Motor Co., Ltd.                         800            45,243
House Food Corp.                              300             4,569
Hoya Corp.                                    400            13,522
Ibiden Co., Ltd.                              100             4,167
Index Corp.                                     4             5,391
INPEX Corp.                                     1             7,761
Isetan Co., Ltd.                              400             6,371
Ishihara Sangyo Kaisha, Ltd.                1,000             2,105
Ishikawajima-Harima Heavy
   Industries Co., Ltd. (a)                 2,000             4,035
Ito En, Ltd.                                  100             4,678
Itochu Corp.                                2,000            13,760
Itochu Techno-Science Corp.                   100             3,497
Jafco Co., Ltd.                               100             6,545
Japan Airlines System Corp.                 2,000             5,303
Japan Prime Realty Investment Corp.             2             5,691
Japan Tobacco, Inc.                             1            15,768
JFE Holding, Inc.                             700            22,754
Joyo Bank, Ltd.                             1,000             6,096
JSR Corp.                                     400             8,316
Kansai Electric Power Co.                     900            19,860
Kao Corp.                                   1,000            24,621
Katokichi Co., Ltd.                           600             3,927

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)

                                                            MARKET
                                           SHARES            VALUE
                                           ------           -------
JAPAN -- (CONTINUED)
Kawasaki Heavy Industries, Ltd.             1,000           $ 2,528
Kawasaki Kisen Kaisha, Ltd.                 1,000             7,215
KDDI Corp.                                      3            16,913
Keihin Electric Express Railway
   Co., Ltd.                                1,000             6,281
Keio Electric Railway Co., Ltd.             1,000             5,514
Keisei Electric Railway Co., Ltd.           1,000             5,488
Kintetsu Corp.                              3,000            10,148
Kirin Brewery Co., Ltd.                     1,000            11,011
Kobe Steel, Ltd.                            3,000             9,117
Kokuyo Co., Ltd.                              400             5,525
Komatsu, Ltd.                               1,000            13,619
Konami Co., Ltd.                              200             4,501
Konica Minolta Holdings, Inc.               1,000             9,091
KOSE Corp.                                    100             3,409
Kuraray Co., Ltd.                             500             4,431
Kurita Water Industries, Ltd.                 200             3,629
Kyocera Corp.                                 100             6,959
Kyowa Hakko Kogyo Co., Ltd.                 1,000             7,761
Kyushu Electric Power Co.                     400             8,897
Leopalace21 Corp.                             400             9,655
Mabuchi Motor Co., Ltd.                       100             4,933
Marui Co., Ltd.                               700            11,821
Matsui Securities Co., Ltd.                   500             6,074
Matsumotokiyoshi Co., Ltd.                    200             6,501
Matsushita Electric Industrial
   Co., Ltd.                                2,400            40,655
Matsushita Electric Works, Ltd.             1,000             9,937
Mediceo Holdings Co., Ltd.                    300             4,783
Meiji Dairies Corp.                         1,000             5,497
Meiji Seika Kaisha, Ltd.                    1,000             5,189
Meitec Corp.                                  100             3,198
Millea Holdings, Inc.                           1            16,032
Minebea Co., Ltd.                           1,000             4,123
Mitsubishi Chemical Corp.                   2,000             6,624
Mitsubishi Corp.                            1,200            23,679
Mitsubishi Electric Corp.                   1,000             6,404
Mitsubishi Estate Co., Ltd.                 1,000            13,724
Mitsubishi Gas Chemical Co.,
   Inc.                                     1,000             6,677
Mitsubishi Heavy Industries,
   Ltd.                                     3,000            10,624
Mitsubishi Materials Corp.                  2,000             7,065
Mitsubishi Tokyo Financial
   Group, Inc.                                  8           105,004
Mitsui & Co., Ltd.                          2,000            25,035
Mitsui Fudosan Co., Ltd.                    1,000            15,037
Mitsui Sumitomo Insurance Co.,
   Ltd.                                     1,400            16,205
Mitsui Trust Holdings, Inc.                   300             4,154
Mitsukoshi, Ltd.                            1,000             4,836
Mitsumi Electric Co., Ltd.                    300             3,044
Mizuho Financial Group, Inc.                    9            57,241
Murata Manufacturing Co., Ltd.                200            11,152
Namco Bandai Holdings, Inc.                   300             4,995
NEC Corp.                                   2,000            10,835
NEC Electronics Corp.                         100             3,330
Net One Systems Co., Ltd.                       2             3,929
Nichii Gakkan Co.                             100             2,440
Nichirei Corp.                              1,000             4,105
Nidec Corp.                                   200            11,822
Nikko Cordial Corp.                         1,000            11,566
Nintendo Co., Ltd.                            100            11,663
Nippon Express Co., Ltd.                    2,000             9,866
Nippon Light Metal Co., Ltd.                1,000             2,748
Nippon Mining Holdings, Inc.                1,500            11,892
Nippon Oil Corp.                            1,000             8,853
Nippon Sanso Corp.                          1,000             6,246
Nippon Sheet Glass Co., Ltd.                1,000             4,501
Nippon Steel Corp.                          8,000            30,021
Nippon Telegraph and Telephone
   Corp.                                        6            29,493
Nippon Unipac Holding                           2             7,241
Nishi-Nippon City Bank, Ltd.                1,000             4,959
Nishimatsu Construction Co.,
   Ltd.                                     1,000             4,184
Nissan Motor Co., Ltd.                      2,400            27,400
Nissin Food Products Co., Ltd.                200             5,206
Nitori Co., Ltd.                               50             4,189
Nitto Denko Corp.                             200            11,258
NOK Corp.                                     200             5,955
Nomura Holdings, Inc.                       1,700            26,372
NSK, Ltd.                                   1,000             5,514
NTN Corp.                                   1,000             5,981
NTT Data Corp.                                  1             3,858
NTT DoCoMo, Inc.                               18            32,030
NTT Urban Development Corp.                     1             5,127
OJI Paper Co., Ltd.                         1,000             5,462
Omron Corp.                                   200             4,871
Oracle Corp., Japan                           100             4,405
Oriental Land Co., Ltd.                       100             5,717
ORIX Corp.                                    100            18,058
Osaka Gas Co., Ltd.                         2,000             6,994
Pioneer Corp.                                 300             4,271
Promise Co., Ltd.                             100             7,408
Q.P. Corp.                                    500             4,783
Rakuten, Inc.                                   3             2,294
Resona Holdings, Inc. (a)                      11            28,391
Ricoh Co., Ltd.                             1,000            15,618
Rinnai Corp.                                  200             4,598
Rohm Co., Ltd.                                100             8,677
Ryohin Keikaku Co., Ltd.                      100             6,439
Sankyo Co., Ltd. NPV                          100             5,268
Santen Pharmaceutical Co., Ltd.               200             5,180
Sapporo Holdings, Inc.                      1,000             5,241
Seiko Epson Corp.                             100             2,572

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)

                                                           MARKET
                                           SHARES           VALUE
                                           ------        ----------
JAPAN -- (CONTINUED)
Sekisui Chemical Co., Ltd.                  1,000        $    7,126
Sekisui House, Ltd.                         1,000            12,253
Seven + I Holdings Co., Ltd.                  880            29,147
SFCG Co., Ltd.                                 10             2,581
Sharp Corp.                                 1,000            14,482
Shimachu Co., Ltd.                            200             5,092
Shimano, Inc.                                 200             5,391
Shin-Etsu Chemical Co., Ltd.                  300            13,081
Shinko Securities Co., Ltd.                 2,000             7,400
Shinsei Bank, Ltd.                          2,000            12,597
Shizuoka Bank, Ltd.                         1,000            10,298
Showa Denko K.K.                            2,000             6,395
SMC Corp.                                     100            13,310
Softbank Corp.                                300            16,649
Softbank Investment Corp.                      10             4,180
Sompo Japan Insurance, Inc.                 1,000            13,240
Sony Corp.                                  1,000            32,858
Stanley Electric Co., Ltd.                    300             4,543
Sumitomo Chemical Co., Ltd.                 2,000            12,368
Sumitomo Corp.                              1,000            10,553
Sumitomo Heavy Industries, Ltd.             1,000             7,091
Sumitomo Metal Industries, Ltd.             4,000            14,024
Sumitomo Metal Mining Co., Ltd.             1,000             9,267
Sumitomo Mitsui Financial Group,
   Inc.                                         5            47,128
Sumitomo Osaka Cement Co., Ltd.             2,000             6,378
Sumitomo Trust & Banking Co.,
   Ltd.                                     1,000             8,228
Suzuken Co., Ltd.                             200             5,779
T&D Holdings, Inc.                            250            14,887
Taiheiyo Cement Corp.                         800             2,988
Takeda Pharmaceutical Co., Ltd.             1,000            59,549
Takefuji Corp.                                120             9,355
TDK Corp.                                     100             7,126
Teijin, Ltd.                                2,000            11,663
THK Co., Ltd.                                 300             7,479
TIS, Inc.                                     100             2,079
Tobu Railway Co., Ltd.                      2,000             7,981
Toda Corp.                                  1,000             5,048
Toho Co., Ltd.                                300             4,757
Tohoku Elecric Power Co., Inc.                500            11,121
Tokyo Broadcasting System, Inc.               200             4,642
Tokyo Electric Power Co., Inc.              1,200            30,338
Tokyo Electron, Ltd.                          200            10,624
Tokyo Gas Co., Ltd.                         3,000            12,183
Tokyo Steel Manufacturing Co.,
   Ltd.                                       200             3,110
Tokyu Corp.                                 2,000            10,606
Tokyu Land Corp.                            1,000             6,457
Toppan Printing Co., Ltd.                   1,000            10,544
Toray Industries, Inc.                      1,000             5,321
Toshiba Corp.                               3,000            13,214
Tosoh Corp.                                 1,000             4,255
Toyo Seikan Kaisha, Ltd.                      400             5,941
Toyobo Co., Ltd.                            1,000             2,467
Toyoda Gosei Co., Ltd.                        200             3,806
Toyota Industries Corp.                       400            13,284
Toyota Motor Corp.                          3,400           155,743
Ube Industries, Ltd.                        2,000             5,391
Uni-Charm Corp.                               100             4,316
Ushio, Inc.                                   200             4,061
West Japan Railway Co.                          2             7,558
Yahoo Japan Corp.                               8             9,443
Yakult Honsha Co., Ltd.                       200             5,065
Yamada Denki Co., Ltd.                        100             7,602
Yamaha Corp.                                  100             1,731
Yamanouchi Pharmaceutical Co.,
   Ltd.                                       500            18,807
Yokogawa Electric Corp.                       600             9,366
                                                         ----------
                                                          2,706,319
                                                         ----------
NETHERLANDS -- 3.50%
ABN AMRO Holding NV                         2,004            48,002
Aegon NV                                    1,605            23,823
Akzo Nobel NV                                 234            10,200
ASML Holding NV (a)                           555             9,112
Corio NV                                       97             5,631
DSM NV                                         94             3,693
Euronext NV                                    70             3,081
European Aeronautic Defence &
   Space Co. (a)                              291            10,317
Getronics NV                                  333             4,074
Hagemeyer NV (a)                            1,254             3,693
Heineken NV                                   281             9,021
IHC Caland NV                                  81             6,756
ING Groep NV                                2,102            62,601
James Hardie Industries NV                    479             3,269
Koninklijke (Royal) KPN NV                  2,362            21,177
Koninklijke (Royal) Numico NV (a)              98             4,288
Koninklijke (Royal) Philips
   Electronics NV                           1,478            39,275
Koninklijke Ahold NV (a)                    1,388            10,493
Oce NV                                        190             2,975
Qiagen NV (a)                                 324             4,186
Randstad Holdings NV                           96             3,685
Reed Elsevier NV                              797            10,996
Rodamco Europe NV                             109             9,419
STMicroelectronics NV                         740            12,727
TNT Post Group NV                             436            10,831
Unilever NV                                   642            45,639
Vedior NV                                     400             5,673
VNU NV                                        277             8,706
Wereldhave NV                                  50             5,297
Wolters Kluwer NV                             172             3,200
                                                         ----------
                                                            401,840
                                                         ----------

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)


                                                            MARKET
                                           SHARES           VALUE
                                           ------        ----------
NEW ZEALAND -- 0.20%
Auckland International Airport,
   Ltd.                                       989        $    1,560
Carter Holt Harvey, Ltd.                      659             1,149
Contact Energy, Ltd.                          292             1,535
Fisher & Paykel Appliances
   Holdings, Ltd. Series H                    248               606
Fisher & Paykel Healthcare
   Corp., Ltd.                                487             1,256
Fletcher Building, Ltd.                       470             2,575
Sky City Entertainment Group,
   Ltd.                                       422             1,404
Sky Network Television Ltd.                   194               827
Telecom Corp. of New Zealand,
   Ltd.                                     2,276             9,478
Tower, Ltd. (a)                               816             1,304
Warehouse Group, Ltd.                         133               359
Waste Management NZ Ltd.                      248             1,053
                                                         ----------
                                                             23,106
                                                         ----------
NORWAY -- 0.79%
DNB NOR ASA                                   600             6,182
Frontline, Ltd.                               141             6,263
Norsk Hydro ASA                               103            11,524
Norske Skogindustrier ASA (a)                 331             4,888
Orkla ASA                                      92             3,489
Petroleum Geo-Services ASA (a)                121             3,851
Prosafe ASA                                   100             3,739
Schibsted ASA                                 100             3,106
Smedvig ASA Series A                          100             2,450
Statoil ASA                                   758            18,801
Stolt Offshore SA (a)                         483             5,584
Storebrand ASA                                658             6,428
Synthes, Inc.                                  25             2,924
Tandberg ASA                                  313             4,180
Telenor ASA                                   556             4,965
Tomra Systems ASA                             301             2,141
Yara International ASA                         23               415
                                                         ----------
                                                             90,930
                                                         ----------
PORTUGAL -- 0.28%
Banco BPI SA                                  626             2,784
Banco Comercial Portugues SA                1,030             2,860
Banco Espirito Santo SA,
   Registered                                 216             3,450
Brisa-Auto Estrada de Portugal
   SA                                         681             5,885
Cimpor-Cimentos de Portugal,
   SGPS SA                                    503             2,775
Energias de Portugal SA                       942             2,627
Jeronimo Martins SGPS SA                       77             1,110
Portugal Telecom SGPS SA                      488             4,457
PT Multimedia-Servicos de
   Telecomunicacoes e
   Multimedia, SGPS SA                        195             2,062
Sonae, SGPS SA                              2,249             3,838
                                                         ----------
                                                             31,848
                                                         ----------
SINGAPORE -- 0.84%
Allgreen Properties, Ltd.                   1,000               792
Ascendas Real Estate Investment
   Trust Units                              2,625             3,398
Capitaland, Ltd.                            3,000             5,567
CapitaMall Trust                            1,600             2,222
Chartered Semiconductor
   Manufacturing, Ltd. (a)                  2,401             1,632
City Developments, Ltd.                       487             2,677
ComfortDelGro Corp., Ltd.                   4,000             3,546
Creative Technology, Ltd.                     150             1,108
Datacraft Asia, Ltd. (a)                    1,000               965
DBS Group Holdings, Ltd.                    1,000             9,338
Fraser & Neave, Ltd.                           82               834
Jardine Cycle & Carriage, Ltd.                568             3,728
Keppel Corp., Ltd.                            356             2,672
Keppel Land, Ltd.                           1,000             2,187
Neptune Orient Lines, Ltd.                  1,000             1,820
Oversea-Chinese Banking Corp.               2,874            10,616
Overseas Union Enterprise, Ltd.                69               389
Parkway Holdings, Ltd.                      1,063             1,357
SembCorp Industries Ltd.                    1,700             3,014
SembCorp Logistics Ltd.                       678               661
SembCorp Marine, Ltd.                       1,000             1,767
Singapore Airlines, Ltd.                      394             2,701
Singapore Exchange, Ltd.                    2,000             2,979
Singapore Post, Ltd.                        3,000             2,145
Singapore Press Holdings, Ltd.                 85               232
Singapore Technologies
   Engineering, Ltd.                        3,000             4,503
Singapore Telecommunications,
   Ltd.                                     4,700             6,805
SMRT Corp., Ltd.                            2,000             1,229
STATS ChipPAC, Ltd. (a)                     3,000             1,844
Suntec Real Estate Investment
   Trust                                    2,000             1,359
United Overseas Bank, Ltd.                  1,251            10,425
United Overseas Land, Ltd.                    952             1,317
Wing Tai Holdings, Ltd.                       833               743
                                                         ----------
                                                             96,572
                                                         ----------
SPAIN -- 3.91%
Abertis Infraestructuras SA                   133             3,868
Acciona SA                                     32             3,663
Acerinox, SA                                  384             5,335
ACS SA (a)                                    171             4,984
Altadis SA Series A                           232            10,392
Antena 3 de Television SA                     189             3,425
Banco Bilbao Vizcaya Argentaria
   SA                                       3,898            68,351
Banco Popular Espanol SA                      651             7,934
Banco Santander Central Hispano
   SA                                       6,710            88,144

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)

                                                           MARKET
                                           SHARES          VALUE
                                           ------        ----------
SPAIN -- (CONTINUED)
Cintra Concesiones de
   Infraestructuras de
   Transporte SA                              409        $    5,619
Corporacion Mapfre SA                         262             4,497
Ebro Puleva, SA                               206             3,689
Endesa SA                                   1,120            29,977
Fomento de Construcciones y
   Contratas SA                                95             5,662
Gamesa Corporacion Tecnologica,
   SA                                         265             4,070
Gas Natural SDG SA                            108             3,141
Grupo Ferrovial SA                             34             2,830
Iberdrola SA                                  757            21,153
Iberia Lineas Aereas de Espana
   SA                                       1,098             2,798
Indra Sistemas SA                             284             6,229
Industria de Diseno Textil SA                 138             4,050
Inmobiliaria Colonial, SA                      75             4,552
Metrovacesa SA                                 64             4,711
NH Hoteles SA                                 185             2,859
Promotora de Informaciones SA                 180             3,472
Repsol YPF SA                               1,054            34,152
Sacyr Vallehermoso SA                         229             6,426
Sociedad General de Aguas de
   Barcelona SA                               139             3,373
Sogecable SA (a)                               81             3,162
Telefonica Publicidad e
   Informacion SA                             389             3,357
Telefonica SA                               5,241            85,791
Union Electrica Fenosa SA                     139             4,591
Zeltia SA (a)                                 378             2,739
                                                         ----------
                                                            448,996
                                                         ----------
SWEDEN -- 2.40%
Alfa Laval AB                                 244             4,437
Assa Abloy AB Series B (a)                    316             4,462
Atlas Copco AB Series A                       255             4,933
Atlas Copco AB Series B                       400             6,912
Axfood AB                                      65             1,609
Billerud Aktiebolag                           111             1,417
Capio AB                                      151             2,979
Castellum AB                                   81             2,988
D. Carnegie & Co., AB                          80             1,027
Electrolux AB                                 205             4,798
Elekta AB                                      91             4,166
Eniro AB                                      353             4,120
Fabege AB                                     148             2,634
Gambro AB Series A                            200             3,031
Gambro AB Series B                            100             1,509
Getinge AB                                    454             6,265
Hennes & Mauritz AB (H&M) Series B             385            13,729
Hoganas AB Series B                             7               164
Holmen AB Series B (a)                        100             3,134
Lundin Petroleum AB (a)                       341             4,310
Modern Times Group MTG AB (a)                 125             4,707
Nordea AB (a)                               2,650            26,486
OMX AB (a)                                    100             1,235
Oriflame Cosmetics SA                          50             1,454
Sandvik AB                                    100             4,972
SAS AB (a)                                     30               319
Scania AB                                     200             7,222
Securitas AB Series B (a)                     316             4,890
Skandia Forsakrings AB                        878             4,575
Skandinaviska Enskilda Banken
   (SEB) Series A                             354             6,483
Skanska AB                                    400             5,907
SKF AB - B Shares                             168             2,188
SSAB Svenskt Stal AB Series A                 200             6,048
Svenska Cellulosa AB (SCA)
   Series B                                   133             4,657
Svenska Handelsbanken AB Series A             451            10,440
Swedish Match AB                              705             8,410
Tele2 AB - B Shares                           667             6,795
Telefonaktiebolaget LM Ericsson            17,192            62,745
TeliaSonera AB                              1,386             6,578
Trelleborg AB Series B                        100             1,670
Volvo AB Series A                             200             8,434
Volvo AB Series B                             185             8,052
Wihlborgs Fastigheter AB                       33               772
WM-Data AB Series B                         1,000             2,695
                                                         ----------
                                                            276,358
                                                         ----------
SWITZERLAND -- 6.63%
ABB, Ltd. (a)                               1,734            12,671
Adecco SA                                      84             3,835
Ciba Specialty Chemicals AG                    31             1,828
Clariant AG (a)                               475             6,825
Compagnie Financiere Richemont
   AG                                         574            22,724
Credit Suisse Group                         1,371            60,684
Geberit AG                                      4             2,911
Givaudan SA                                     3             1,921
Holcim, Ltd.                                  214            14,208
Kudelski SA                                    86             3,391
Kuoni Reisen Holding AG Series B                6             2,406
Logitech International SA (a)                 168             6,794
Lonza Group AG                                 94             5,548
Micronas Semiconductor Holding
   AG (a)                                      73             3,119
Nestle SA                                     473           138,478
Nobel Biocare Holding AG                       12             2,827
Novartis AG                                 2,769           140,423
Phonak Holding AG                             104             4,455
PSP Swiss Property AG (a)                      92             4,619
Rieter Holding AG                              11             3,218
Roche Holding AG                              824           114,445

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)


                                                           MARKET
                                           SHARES           VALUE
                                           ------        ----------
SWITZERLAND -- (CONTINUED)
Schindler Holding AG                           13        $    5,051
Serono SA                                       2             1,315
SGS Societe Generale de
   Surveillance Holding SA (a)                  5             3,857
SIG Holding AG                                 14             3,566
Straumann Holding AG                           19             5,089
Sulzer AG                                       8             4,054
Swatch Group AG                                18             2,479
Swatch Group AG Series B                      134             3,789
Swiss Reinsurance Co.                         373            24,491
Swisscom AG                                    16             5,228
Syngenta AG (a)                               124            12,979
UBS AG                                      1,205           102,391
Unaxis Holding AG (a)                          13             1,720
Valora Holding AG                               8             1,489
Zurich Financial Services AG                  163            27,764
                                                         ----------
                                                            762,592
                                                         ----------
UNITED KINGDOM -- 25.00%
3i Group PLC                                  630             8,712
Aegis Group PLC                             2,345             5,791
Aggreko PLC                                   267             1,102
Alliance Unichem PLC                          283             4,325
AMEC PLC                                      375             2,408
Amvescap PLC                                  728             4,725
Anglo American PLC                          1,613            48,081
ARM Holdings PLC                            1,677             3,476
Arriva PLC                                    408             4,228
AstraZeneca Group PLC                       1,909            88,723
Aviva PLC                                   2,692            29,557
BAA PLC                                       970            10,676
BAE Systems PLC                             3,768            22,829
Balfour Beatty PLC                            917             5,297
Barclays PLC                                7,381            74,597
Barratt Developments PLC                      298             3,971
BBA Group PLC                                 971             5,082
Bellway PLC                                   231             3,567
Berkeley Group Holdings PLC (a)               224             3,433
BG Group PLC                                4,020            38,147
BHP Billiton PLC                            2,854            46,110
BOC Group PLC                                 573            11,653
Boots Group PLC                               814             8,736
Bovis Homes Group  PLC                        231             2,494
BP PLC                                     24,839           295,067
BPB PLC                                       522             6,776
Brambles Industries PLC                       817             5,018
Britannic Group PLC                           417             4,538
British Airways PLC (a)                     1,176             6,072
British America Tobacco PLC                 1,825            38,337
British Land Co. PLC                          573             9,505
British Sky Broadcasting PLC                1,115            11,023
Brixton PLC                                   520             3,579
BT Group PLC                                9,688            37,977
Bunzl PLC                                     365             3,657
Cable &  Wireless PLC                       2,504             6,316
Cadbury Schweppes PLC                       2,398            24,193
Capita Group PLC                              748             4,971
Carnival PLC                                  196            10,133
Cattles PLC                                   675             3,572
Centrica PLC                                4,353            18,887
Close Brothers Group PLC                      267             3,916
Cobham PLC                                  1,201             3,352
Compass Group PLC                           2,477             9,011
Cookson Group PLC (a)                         360             2,095
Corus Group PLC (a)                         5,011             4,552
Daily Mail & General Trust                    340             3,958
Davis Service Group PLC                       342             2,886
De La Rue PLC                                 320             2,167
Diageo PLC                                  3,465            49,809
Dixons Group PLC                            1,902             5,049
Electrocomponents PLC                         910             3,904
EMAP PLC                                      290             4,210
EMI Group PLC                                 827             3,537
Enterprise Inns PLC                           341             5,067
Exel PLC                                      290             6,276
First Choice Holidays PLC                     894             3,339
FirstGroup PLC                                845             4,918
FKI PLC                                       688             1,353
Friends Provident PLC                       1,927             6,356
Gallaher Group PLC                            750            11,641
George Wimpey PLC                             486             3,669
GKN PLC                                       775             4,029
GlaxoSmithKline PLC                         6,866           174,630
Great Portland Estates PLC                    147             1,007
Group 4 Securicor PLC                       1,403             3,743
GUS PLC                                       966            14,559
Hammerson PLC                                 313             5,142
Hanson PLC                                    799             8,294
Hays PLC                                    1,912             4,140
HBOS PLC                                    4,493            67,638
Hilton Group PLC                            1,775             9,846
HMV Group PLC                                 840             3,056
HSBC Holdings PLC                          13,170           213,012
ICAP PLC                                      603             3,893
IMI PLC                                       442             3,344
Imperial Chemical Industries PLC            1,202             6,344
Imperial Tobacco Group PLC                    844            24,176
Inchcape PLC                                   94             3,629
InterContinental Hotels Group
   PLC                                        466             5,893
International Power PLC                     1,481             6,491
Intertek Group PLC                            325             3,918
Invensys PLC (a)                            7,905             2,022
iSOFT Group PLC                               441             3,360
ITV PLC                                     4,621             9,210
J Sainsbury PLC                             1,456             7,178
Johnson Matthey PLC                           249             5,196
Kelda Group PLC                               356             4,411
Kesa Electricals PLC                        1,140             5,132
Kingfisher PLC                              2,751            10,481
Land Securities Group PLC                     425            11,087

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)

                                                           MARKET
                                           SHARES          VALUE
                                           ------        ----------
UNITED KINGDOM -- (CONTINUED)
Legal & General Group PLC                   6,057        $   12,126
Liberty International PLC                     273             4,791
Lloyds TSB Group PLC                        6,431            52,972
LogicaCMG PLC                               1,623             5,038
London Stock Exchange PLC                     432             4,343
Man Group PLC                                 328             9,580
Marconi Corp. PLC (a)                         376             2,109
Marks & Spencer Group PLC                   1,936            12,797
Meggitt PLC                                   916             5,239
MFI Furniture Group PLC                     1,135             2,177
Misys PLC                                     559             1,992
Mitchells & Butlers PLC                       634             4,084
National Express Group PLC                    157             2,326
National Grid PLC                           3,172            29,736
Next PLC                                      284             6,973
Pearson PLC                                   925            10,752
Peninsular & Oriental Steam
   Navigation Co.                             840             4,949
Persimmon PLC                                 310             4,691
Pilkington PLC                              1,090             2,672
Premier Farnell PLC                           673             1,792
Provident Financial PLC                       317             3,506
Prudential PLC                              2,798            25,391
Punch Taverns PLC                             262             3,697
Rank Group PLC                                676             3,559
Reckitt Benckiser PLC                         717            21,840
Reed Elsevier PLC                           1,163            10,759
Rentokil Initial PLC                        1,753             5,109
Reuters Group PLC                           1,661            10,964
Rexam PLC                                     525             4,764
Rio Tinto PLC                               1,234            50,452
Rolls-Royce Group PLC (a)                   1,758            11,581
Royal & Sun Alliance Insurance
   Group PLC                                3,214             5,499
Royal Bank of Scotland Group PLC            3,735           105,998
Royal Dutch Shell PLC                         162             5,358
Royal Dutch Shell PLC A                     4,697           155,071
Royal Dutch Shell PLC B                     3,239           111,859
SABMiller PLC                               1,035            20,063
Sage Group PLC                              1,260             5,123
Schroders PLC                                 257             4,188
Scottish & Newcastle PLC                      797             6,519
Scottish & Southern Energy PLC              1,008            18,295
Scottish Power PLC                          2,190            22,075
Serco Group PLC                               976             4,416
Severn Trent PLC                              358             6,258
Signet Group PLC                            1,961             3,545
Slough Estates PLC                            474             4,452
Smith & Nephew PLC                          1,069             8,975
Smiths Group PLC                              648            10,961
SSL International PLC                         206               979
Stagecoach Group PLC                        1,745             3,439
Tate & Lyle PLC                               549             4,399
Taylor Woodrow PLC                            663             3,792
Tesco PLC                                   8,920            48,694
TI Automotive, Ltd. Class A (a)             4,947                 0
Tomkins PLC                                   874             4,455
Travis Perkins PLC                            119             2,976
Trinity Mirror PLC                            313             3,315
Unilever PLC                                3,145            32,839
United Utilities PLC                        1,004            11,599
Vodafone Group PLC                         74,555           193,963
Whitbread PLC                                 289             4,840
William Hill PLC                              445             4,576
Wolseley PLC                                  540            11,420
WPP Group PLC                               1,094            11,134
Yell Group PLC                                712             6,006
                                                         ----------
                                                          2,873,109
                                                         ----------

TOTAL COMMON STOCKS
(Cost $9,068,534)                                        11,415,076
                                                         ----------
PREFERRED STOCKS -- 0.23%
GERMANY -- 0.23%
Fresenius Medical Care AG                      61             4,802
Henkel KGAA                                    34             3,092
Porsche AG                                      9             6,920
ProSieben Sat.1 Media AG                      202             3,491
RWE AG                                         97             5,586
Volkswagen AG                                  50             2,282

TOTAL PREFERRED STOCKS
(Cost $20,101)                                               26,173
                                                         ----------
RIGHTS -- 0.01%
NORWAY -- 0.01%
Norske Skogindustrier (a)                     331               579
                                                         ----------
UNITED KINGDOM -- 0.0%
Eircom Group PLC (a)                          581               412
                                                         ----------

TOTAL RIGHTS
(Cost $0)                                                       991
                                                         ----------
MONEY MARKET FUNDS -- 0.21%
UNITED STATES -- 0.21%
AIM Short Term Investment Prime
   Portfolio                               23,446        $   23,446
AIM Treasury Fund                             138               138
Federated Money Market
   Obligations Trust                          365               365
                                                         ----------

TOTAL MONEY MARKET FUNDS
(Cost $23,949)                                               23,949
                                                         ----------

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)

TOTAL INVESTMENTS -- 99.76%
(Cost $9,112,584) (c)                                    11,466,189
                                                        -----------

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.24%               27,619
                                                        -----------

NET ASSETS -- 100.00%                                   $11,493,808
                                                        ===========

(a) Non-income producing security.

(b) Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at September 30, 2005 was $2,459,007 and $105,402, respectively, resulting in net unrealized appreciation of investments of $2,353,605.

(c) Security valuation: The Portfolio's investments are valued each business day by independent pricing services. Equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. Investments in other mutual funds are valued at the net asset value per share. Over-the-counter equities, fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Forward foreign currency contracts are valued daily based on the prevailing forward exchange rate of the underlying currencies. The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values based upon current exchange rates. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees. For example, fair value pricing may be used when a significant event affecting the value of one or more securities held by the Portfolio occurs after the close of a related exchange but before the determination of the Portfolio's net asset value. A significant event includes material market movements, whereby if on any business day a change in the value of the U.S. equity markets (as represented by a benchmark index approved by the Board of Trustees) exceeds a certain threshold, then each foreign security held by the Portfolio may be fair valued using a value determined by an independent pricing agent (based upon changes in certain markets, indices and/or securities) rather than using the last closing price of such foreign security on its principal overseas market or exchange. Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of the security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value the Portfolio would have received had it sold the investment.

Abbreviations
NPV - No Par Voting
NV - No Voting

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

INDUSTRY CONCENTRATION AS A PERCENTAGE OF NET ASSETS
Financials                                                           26.75%
Consumer Discretionary                                               12.65%
Industrials                                                          10.70%
Energy                                                                9.11%
Health Care                                                           8.09%
Consumer Staples                                                      7.91%
Materials                                                             7.64%
Telecommunication Services                                            6.15%
Information Technology                                                5.78%
Utilities                                                             4.77%
Cash, receivables, and other assets, less liabilities                 0.45%
                                                                    ------
                                                                    100.00%
                                                                    ======

AFFILIATED ISSUER TABLE

                         NUMBER OF    SHARES PURCHASED        SHARES SOLD        NUMBER OF      INCOME EARNED
       SECURITY         SHARES HELD  FOR THE NINE MONTHS  FOR THE NINE MONTHS   SHARES HELD  FOR THE NINE MONTHS
      DESCRIPTION       AT 12/31/04    ENDED 09/30/05        ENDED 09/30/05     AT 09/30/05     ENDED 09/30/05
----------------------  -----------  -------------------  -------------------   -----------  -------------------
State Street Navigator
Securities Lending
Prime Portfolio         16,564,927       19,202,000           35,766,927            --            $ 57,792

For information on the Portfolio's other significant accounting policies, please refer to the Portfolio's most recent semiannual financial statements.

                       STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)

NAME OF ISSUER                               INTEREST        MATURITY        PRINCIPAL          AMORTIZED
AND TITLE OF ISSUE                             RATE            DATE            AMOUNT             COST+
----------------------------------------     --------       ----------    ---------------    ----------------
COMMERCIAL PAPER -- 16.02%
ABCP CREDIT ARBITRAGE -- 2.74%
   Surrey Funding Corp.                        3.470%       10/11/2005    $    20,000,000    $     19,984,578
                                                                                             ----------------
BANK FOREIGN -- 13.28%
   Alliance & Leicester PLC                    3.620%       10/31/2005         25,000,000          24,929,611
   Bank of America Corp.                       3.620%       10/31/2005         15,000,000          14,957,767
   Bank of Ireland                             3.510%       12/09/2005         25,000,000          24,836,687
   Macquarie Bank Ltd. (a)                     3.589%       07/18/2006         12,000,000          11,999,053
   Nordea North America, Inc.                  3.385%       11/21/2005         20,000,000          19,907,853
                                                                                             ----------------
                                                                                                   96,630,971
                                                                                             ----------------
TOTAL COMMERCIAL PAPER                                                                            116,615,549
                                                                                             ----------------
CERTIFICATES OF DEPOSIT -- 0.69%
BANK DOMESTIC -- 0.69%
   Washington Mutual Bank                      3.780%       11/01/2005          5,000,000           5,000,000
                                                                                             ----------------
TOTAL CERTIFICATES OF DEPOSIT                                                                       5,000,000
                                                                                             ----------------
YANKEE CERTIFICATES OF DEPOSIT -- 18.27%
BANK FOREIGN -- 18.27%
   Barclays Bank PLC                           3.780%       11/01/2005         12,000,000          12,000,000
   Caylon NY                                   3.425%       11/01/2005         20,000,000          19,999,960
   Calyon NY                                   3.745%       06/14/2006          6,000,000           5,999,388
   Canadian Imperial Bank (a)                  3.780%       04/28/2006         25,000,000          24,996,454
   Royal Bank of Scotland (a)                  3.688%       03/15/2006         25,000,000          24,995,579
   Societe Generale (a)                        3.870%       02/09/2006         20,000,000          19,998,239
   Svenska Handelsbanken AB (a)                3.780%       04/03/2006         25,000,000          24,995,038
                                                                                             ----------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT                                                              132,984,658
                                                                                             ----------------
EURO CERTIFICATES OF DEPOSIT -- 10.31%
BANK FOREIGN -- 10.31%
   ABN AMRO                                    3.470%       12/07/2005         20,000,000          20,000,178
   Banco Bilbao Vizcaya                        3.658%       11/01/2005         25,000,000          25,000,000
   Landesbank Hessen-Thuringen                 3.755%       11/01/2005         30,000,000          30,000,120
                                                                                             ----------------
TOTAL EURO CERTIFICATES OF DEPOSIT                                                                 75,000,298
                                                                                             ----------------
BANK NOTES -- 8.25%
BANK DOMESTIC -- 8.25%
   Bank of America Corp. (a)                   3.815%       03/14/2006         20,000,000          20,000,000
   First USA Bank (a)                          3.947%       05/17/2006         20,000,000          20,022,980
   National City Bank (a)                      3.890%       02/09/2006         20,000,000          19,999,644
                                                                                             ----------------
TOTAL BANK NOTES                                                                                   60,022,624
                                                                                             ----------------
MEDIUM TERM NOTES -- 5.50%
BROKERAGE -- 2.75%
   Merrill Lynch & Co., Inc. (a)               3.849%       03/17/2006         20,000,000          20,009,215
                                                                                             ----------------
FINANCE NON-CAPTIVE CONSUMER -- 2.75%
   American Honda Finance Corp. (a)            3.884%       06/22/2006         20,000,000          20,000,000
                                                                                             ----------------
TOTAL MEDIUM TERM NOTES                                                                            40,009,215
                                                                                             ----------------
PROMISSORY NOTES -- 1.37%
   Goldman Sachs Group, Inc.                   3.812%       02/22/2006         10,000,000          10,000,000

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclosure Controls and Procedures. The President and Treasurer concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control. There were no changes in registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Homestead Funds, Inc.

By:
       -----------------------------
Name:  Peter R. Morris
Title: President and Director

Date:

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
       -----------------------------
Name:  Peter R. Morris
Title: President and Director

Date:

By:
       -----------------------------
Name:  Sheri Cooper
Title: Treasurer

Date: